UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.:
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund

Quantitative Master Series LLC:
Master International Index Series
Master S&P 500 Index Series
Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock International Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Master International Index Series of Quantitative Master Series LLC	$267,215,120

Total Investments (Cost - $263,111,876) – 100.0%	267,215,120
Liabilities in Excess of Other Assets – (0.0)%	(124,017)

Net Assets – 100.0%	$267,091,103

BlackRock International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the Fund of the Series was $267,215,120 and 30.9%, respectively.

•

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Series.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Financial Statements as contained in its semi annual report.

As of September 30, 2010, the Fund’s investment in the Series was classified as Level 2.

BLACKROCK INTERNATIONAL INDEX FUND	SEPTEMBER 30, 2010	1

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock S&P 500 Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Master S&P 500 Index Series of Quantitative Master Series LLC	$1,642,686,563

Total Investments (Cost - $1,405,565,200) – 100.0%	1,642,686,563
Liabilities in Excess of Other Assets – (0.0)%	(607,771)

Net Assets – 100.0%	$1,642,078,792

BlackRock S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the Fund of the Series was $1,642,686,563 and 74.1%, respectively.

•

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Series.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the Fund’s investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS, INC	SEPTEMBER 30, 2010	1

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Small Cap Index Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Small Cap Index Series of Quantitative Master Series LLC	$102,050,442

Total Investments (Cost - $86,544,451) – 100.1%	102,050,442
Liabilities in Excess of Other Assets – (0.1)%	(46,792)

Net Assets – 100.0%	$102,003,650

BlackRock Small Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the Fund of the Series was $102,050,442 and 38.8%, respectively.

•

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Series.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the Fund's investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments September 30, 2010 (Unaudited)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 8.4%
AGL Energy Ltd.	36,852	$575,910
AMP Ltd.	172,160	850,512
AXA Asia Pacific Holdings Ltd.	84,379	419,169
Alumina Ltd.	197,274	346,487
Amcor Ltd.	100,121	631,034
Aristocrat Leisure Ltd.	34,664	118,494
Asciano Group (a)	237,702	378,953
Australia & New Zealand Banking Group Ltd.	209,288	4,792,995
Australian Stock Exchange Ltd.	14,178	447,163
BGP Holdings Plc (a)	783,183	11
BHP Billiton Ltd.	277,146	10,564,085
Bendigo and Adelaide Bank Ltd.	31,335	277,072
Billabong International Ltd.	16,993	131,268
BlueScope Steel Ltd.	149,481	319,175
Boral Ltd.	57,533	256,726
Brambles Ltd.	116,064	704,981
CFS Retail Property Trust	141,553	259,728
CSL Ltd.	47,596	1,522,611
CSR Ltd.	121,841	212,037
Caltex Australia Ltd.	11,968	139,313
Coca-Cola Amatil Ltd.	46,125	534,925
Cochlear Ltd.	4,588	311,678
Commonwealth Bank of Australia Ltd.	127,917	6,331,017
Computershare Ltd.	36,181	341,856
Crown Ltd.	36,450	295,797
DB RREEF Trust	388,898	321,720
Energy Resources of Australia Ltd.	5,323	68,511
Fairfax Media Ltd.	171,024	243,059
Fortescue Metals Group Ltd. (a)	102,597	517,789
Foster’s Group Ltd.	158,076	935,267
General Property Trust	144,930	412,818
Goodman Fielder Ltd.	116,560	147,566
Goodman Group	544,917	340,468
Harvey Norman Holdings Ltd.	47,603	174,010
Incitec Pivot Ltd.	132,340	460,675
Insurance Australia Group Ltd.	170,369	599,803
Intoll Group	183,728	265,733
Leighton Holdings Ltd.	10,946	350,312
Lend Lease Group	43,397	319,747
MacArthur Coal Ltd.	11,154	126,181
Macquarie Group Ltd.	28,257	991,493
Map Group	31,261	88,395
Metcash Ltd.	61,185	258,698
Mirvac Group	265,085	340,780
National Australia Bank Ltd.	175,228	4,293,631
Newcrest Mining Ltd.	63,190	2,418,403
OZ Mineral Ltd.	255,778	359,303
OneSteel Ltd.	107,501	305,240
Orica Ltd.	29,518	736,433
Origin Energy Ltd.	73,497	1,128,220
Paladin Resources Ltd. (a)	54,836	190,791

Common Stocks	Shares	Value

Australia (concluded)
QBE Insurance Group Ltd.	85,035	$1,420,131
Qantas Airways Ltd. (a)	88,991	240,110
Rio Tinto Ltd.	36,016	2,676,455
SP AusNet	126,344	105,363
Santos Ltd.	68,600	850,159
Sims Metal Management Ltd.	13,095	223,305
Sonic Healthcare Ltd.	29,853	317,456
Stockland	195,033	725,037
Suncorp-Metway Ltd.	107,095	932,988
Tabcorp Holdings Ltd.	49,691	336,923
Tatts Group Ltd.	102,272	236,764
Telstra Corp. Ltd.	363,218	921,290
Toll Holdings Ltd.	54,447	347,650
Transurban Group	105,377	507,509
Wesfarmers Ltd., Ordinary Shares	83,075	2,644,043
Wesfarmers Ltd., Partially Protected Shares	12,351	395,735
Westfield Group	181,243	2,150,654
Westpac Banking Corp.	245,922	5,532,721
Woodside Petroleum Ltd.	44,987	1,908,307
Woolworths Ltd.	102,534	2,857,650
WorleyParsons Ltd.	15,599	336,361

		72,824,654

Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	15,540	624,443
IMMOFINANZ Immobilien Anlagen AG (a)	80,227	299,527
Immoeast AG NPV (a)	30,710	—
OMV AG	12,288	460,340
Raiffeisen International Bank Holding AG	4,520	211,130
Telekom Austria AG	27,364	412,581
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	6,175	221,504
Vienna Insurance Group	3,349	180,354
Voestalpine AG	8,818	325,104

		2,734,983

Belgium — 1.0%
Anheuser-Busch InBev NV	59,659	3,512,088
Anheuser-Busch InBev NV VVPR Strip (a)	24,368	99
Belgacom SA	12,482	487,360
Colruyt SA	1,220	322,750
Delhaize Group	8,534	620,096
Dexia NV (a)	44,011	193,923
Fortis	183,167	525,182
Groupe Bruxelles Lambert SA	6,597	550,063
KBC Bancassurance Holding	13,262	595,270
Mobistar SA	2,338	143,200
Nationale A Portefeuille	2,247	117,447
Solvay SA	4,872	519,775

Portfolio Abbreviation

ADR	American Depositary Receipts

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Belgium (concluded)
UCB SA	8,119	$281,374
Umicore SA	10,014	433,232

		8,301,859

Bermuda — 0.1%
Mongolia Energy Co., Ltd. (a)	277,140	114,666
SeaDrill Ltd.	23,152	672,779
Yue Yuen Industrial Holdings Ltd.	59,285	218,881

		1,006,326

Cayman Islands — 0.1%
Foxconn International Holdings Ltd. (a)	179,313	131,449
Lifestyle International Holdings Ltd.	52,466	128,988
Sands China Ltd. (a)	202,600	363,518

		623,955

Denmark — 1.0%
A. P. Moller - Maersk A/S, Class A	45	364,727
A. P. Moller - Maersk A/S, Class B	110	915,837
Carlsberg A/S	8,753	910,725
Coloplast A/S, Class B	1,866	222,828
DSV A/S	17,009	346,002
Danske Bank A/S	37,247	894,165
Novo-Nordisk A/S, Class B	35,996	3,562,091
Novozymes A/S, Class B	3,779	479,911
TrygVesta A/S	2,275	136,613
Vestas Wind Systems A/S (a)	17,032	641,783
William Demant Holding (a)	1,985	146,190

		8,620,872

Finland — 1.1%
Elisa Corp.	10,661	245,107
Fortum Oyj	37,127	972,397
Kesko Oyj, Class B	5,511	259,158
Kone Oyj, Class B	13,135	679,635
Metso Oyj	10,528	483,371
Neste Oil Oyj	10,756	168,328
Nokia Oyj	309,467	3,108,900
Nokian Renkaat Oyj	8,836	304,132
OKO Bank	11,663	142,205
Orion Oyj	7,586	151,754
Outokumpu Oyj	10,321	205,300
Rautaruukki Oyj	7,372	152,538
Sampo Oyj	35,153	949,812
Sanoma Oyj	6,877	145,627
Stora Enso Oyj, Class R	47,872	474,721
UPM-Kymmene Oyj	42,587	730,580
Wartsila Oyj	6,476	423,224

		9,596,789

France — 9.6%
AXA SA	141,961	2,488,777
Accor SA	12,396	453,187
Aeroports de Paris	2,495	203,683
Air France-KLM	11,270	172,941
Air Liquide	23,376	2,859,021
Alcatel SA (a)	189,255	639,560
Alstom	17,179	876,479
Atos Origin SA	3,692	166,963
BNP Paribas SA	78,283	5,587,169
BioMerieux	1,006	104,338
Bouygues	19,355	833,882

Common Stocks	Shares	Value

France (continued)
Bureau Veritas SA	3,936	$274,800
CNP Assurances	12,028	223,387
Cap Gemini SA	12,405	622,802
Carrefour SA	49,521	2,669,414
Casino Guichard Perrachon SA	4,524	414,539
Christian Dior SA	5,228	684,167
Cie de Saint-Gobain SA	31,828	1,422,274
Cie Generale d’Optique Essilor International SA	16,634	1,145,451
Compagnie Generale de Geophysique SA (a)	11,558	253,544
Compagnie Generale des Etablissements Michelin	12,310	938,706
Credit Agricole SA	76,468	1,197,868
Dassault Systemes SA	4,808	353,828
EDP Renovaveis SA (a)	19,120	108,240
Edenred (a)	12,396	245,541
Eiffage	3,323	158,116
Electricite de France SA	21,594	932,137
Eramet	468	138,431
Eurazeo	2,412	162,096
European Aeronautic Defense and Space Co.	33,345	832,111
Eutelsat Communications	8,009	305,988
Fonciere Des Regions	1,951	208,355
France Telecom SA	153,202	3,313,515
GDF Suez	102,760	3,687,665
Gecina SA	1,623	192,587
Groupe Danone	48,192	2,888,287
Groupe Eurotunnel SA	39,103	332,648
Hermes International	4,358	996,609
ICADE	1,913	201,029
Iliad SA	1,458	151,931
Imerys SA	3,106	186,143
Ipsen	2,637	87,514
JC Decaux SA	5,627	148,894
Klepierre	8,108	312,777
L’Oreal SA	19,815	2,231,730
LVMH Moet Hennessy Louis Vuitton SA	20,235	2,972,090
Lafarge SA	16,693	955,536
Lagardere SCA	9,607	376,114
Legrand Promesses	10,728	363,000
M6-Metropole Television SA	5,646	133,126
Natixis	71,265	408,394
Neopost SA	2,501	186,275
PagesJaunes Groupe SA	10,867	113,985
Pernod-Ricard SA	16,377	1,370,003
Peugeot SA	12,545	423,126
Pinault-Printemps-Redoute	6,363	1,032,333
Publicis Groupe	10,376	493,224
Renault SA	15,773	812,951
Safran SA	13,534	380,386
Sanofi-Aventis	86,613	5,765,472
Schneider Electric SA	19,870	2,524,329
Scor SE	13,510	323,222
Societe BIC SA	2,183	175,140
Societe Generale SA	51,965	3,004,772
Societe Television Francaise 1	9,864	153,828
Sodexho Alliance SA	7,683	499,510
Suez Environnement SA	21,938	405,757
Technip SA	8,110	653,506

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

France (concluded)
Thales SA	7,174	$262,114
Total SA	174,548	9,019,057
Unibail - Rodamco	7,549	1,676,173
Vallourec SA	9,138	908,791
Veolia Environnement SA	29,090	766,523
Vinci SA	36,048	1,812,010
Vivendi SA	101,603	2,784,769

		83,164,640

Germany — 7.7%
Adidas-Salomon AG	17,518	1,084,234
Allianz AG, Registered Shares	37,499	4,236,541
BASF SE	75,875	4,784,475
Bayer AG	68,314	4,761,501
Bayerische Motoren Werke AG	27,380	1,920,553
Bayerische Motoren Werke AG, (Preference Shares)	4,252	198,385
Beiersdorf AG	8,201	501,983
Celesio AG	6,290	136,847
Commerzbank AG	58,084	481,214
Continental AG	4,014	311,844
DaimlerChrysler AG	74,516	4,715,844
Deutsche Bank AG, Registered Shares	50,797	2,780,882
Deutsche Boerse AG	16,243	1,083,872
Deutsche Lufthansa AG	18,793	345,167
Deutsche Post AG	70,456	1,277,562
Deutsche Postbank AG	7,057	239,926
Deutsche Telekom AG	234,253	3,205,147
E.ON AG	148,778	4,387,681
Fraport AG	3,203	194,849
Fresenius AG	2,292	183,281
Fresenius AG, (Preference Shares)	6,590	532,221
Fresenius Medical Care AG	15,901	982,027
GEA Group AG	13,334	333,170
Hannover Rueckversicherung AG, Registered Shares	4,935	227,026
HeidelbergCement AG	11,425	550,281
Henkel KGaA	10,588	479,036
Henkel KGaA, (Preference Shares)	15,000	805,615
Hochtief AG	3,665	317,330
Infineon Technologies AG (a)	88,518	613,098
K+S AG	11,763	703,686
Linde AG	13,967	1,816,729
MAN SE	8,859	964,435
Merck KGaA	5,316	446,402
Metro AG	10,594	689,368
Muenchener Rueckversicherungs AG, Registered Shares	15,581	2,157,689
Porsche Automobil Holding SE, (Preference Shares)	7,095	350,862
Puma AG Rudolf Dassler Sport	420	138,371
Qiagen NV (a)	18,745	335,380
RWE AG	34,612	2,337,533
RWE AG, (Preference Shares)	3,102	197,644
SAP AG	70,913	3,507,269
Salzgitter AG	3,386	219,130
Siemens AG	67,955	7,168,443
Suedzucker AG	5,874	131,282
TUI AG	12,274	149,829
ThyssenKrupp AG	27,366	892,227
United Internet AG	10,588	171,134
Volkswagen AG	2,425	267,219

Common Stocks	Shares	Value

Germany (concluded)
Volkswagen AG, (Preference Shares)	14,071	$1,697,421
Wacker Chemie AG	1,309	241,369

		66,255,014

Greece — 0.3%
Alpha Bank AE	40,797	253,303
Bank of Cyprus Public Co., Ltd.	46,058	230,610
Coca-Cola Hellenic Bottling Co. SA	14,949	393,397
EFG Eurobank Ergasias SA	27,241	162,569
Hellenic Telecommunications Organization SA	21,160	151,637
National Bank of Greece SA	49,215	480,442
OPAP SA	17,926	282,724
Piraeus Bank SA (a)	29,254	143,467
Public Power Corp.	9,559	148,575

		2,246,724

Hong Kong — 2.5%
ASM Pacific Technology Ltd.	16,504	147,069
BOC Hong Kong Holdings Ltd.	303,900	962,313
Bank of East Asia Ltd.	124,332	525,405
CLP Holdings Ltd.	159,187	1,269,097
Cathay Pacific Airways Ltd.	99,263	268,708
Cheung Kong Holdings Ltd.	114,835	1,736,504
Cheung Kong Infrastructure Holdings Ltd.	37,500	148,779
Esprit Holdings Ltd.	97,787	529,639
Hang Lung Group Ltd.	66,000	430,355
Hang Lung Properties Ltd.	170,000	827,874
Hang Seng Bank Ltd.	62,753	921,566
Henderson Land Development Co., Ltd.	91,491	650,103
The Hong Kong & China Gas Ltd.	353,319	892,255
Hong Kong Exchanges and Clearing Ltd.	84,527	1,661,782
HongKong Electric Holdings Ltd.	117,000	710,939
Hopewell Holdings Ltd.	46,849	151,454
Hutchison Whampoa Ltd.	176,176	1,639,139
Hysan Development Co., Ltd.	55,791	199,489
Kerry Properties Ltd.	58,000	314,847
Li & Fung Ltd.	189,990	1,064,293
The Link Real Estate Investment Trust	179,914	533,834
MTR Corp.	117,000	441,727
NWS Holdings Ltd.	73,000	142,931
New World Development Ltd.	207,484	416,797
Orient Overseas International Ltd.	18,057	143,857
PCCW Ltd.	321,000	116,193
Shangri-La Asia Ltd.	106,990	243,270
Sino Land Co.	138,421	285,637
Sun Hung Kai Properties Ltd.	116,324	2,001,366
Swire Pacific Ltd., Class A	63,077	867,202
Television Broadcasts Ltd.	24,000	136,776
Wharf Holdings Ltd.	112,870	723,942
Wheelock and Co., Ltd.	76,000	253,508
Wing Hang Bank Ltd.	14,500	173,568
Wynn Macau Ltd. (a)	124,000	213,377

		21,745,595

Ireland — 0.2%
Anglo Irish Bank Corp. Plc	62,641	1
Bank of Ireland (a)	276,647	204,333
CRH Plc	59,094	979,645
Elan Corp. Plc (a)	40,603	231,100
James Hardie Industries SE, Chess Depository Interest (a)	34,963	189,845
Kerry Group Plc	11,530	401,445

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Ireland (concluded)
Ryanair Holdings Plc	29,444	$156,785

		2,163,154

Israel — 0.8%
Bank Hapoalim Ltd. (a)	80,458	368,975
Bank Leumi Le-Israel BM (a)	101,705	474,177
Bezeq Israeli Telecommunication Corp. Ltd.	150,492	374,191
Cellcom Israel Ltd.	4,310	131,422
Delek Group Ltd.	304	83,650
Discount Investment Corp.	2,157	43,131
Elbit Systems Ltd.	2,059	109,506
Israel Chemicals Ltd.	37,864	531,730
The Israel Corp. Ltd. (a)	197	188,629
Israel Discount Bank Ltd. (a)	50,455	99,822
Makhteshim-Agan Industries Ltd.	18,550	69,010
Nice Systems Ltd. (a)	5,144	161,331
Ormat Industries	5,090	41,805
Partner Communications Co., Ltd.	7,239	133,742
Teva Pharmaceutical Industries Ltd.	78,481	4,178,288
United Mizrahi Bank Ltd.	11,429	105,671

		7,095,080

Italy — 2.7%
A2A SpA	94,579	145,315
Assicurazioni Generali SpA	96,382	1,945,876
Autogrill SpA	9,990	125,532
Autostrade SpA	19,629	407,468
Banca Carige SpA	49,397	115,235
Banca Monte dei Paschi di Siena SpA	180,685	251,011
Banca Popolare di Milano Scrl	32,797	156,829
Banco Popolare SpA	51,827	311,354
Enel SpA	543,984	2,907,970
Eni SpA	215,074	4,647,188
Exor SpA	5,439	126,341
Fiat SpA	62,899	973,877
Finmeccanica SpA	32,962	392,369
Intesa Sanpaolo SpA	636,765	2,074,267
Intesa Sanpaolo SpA, Non- Convertible Savings Shares	76,292	196,767
Luxottica Group SpA	9,379	256,573
Mediaset SpA	57,906	411,401
Mediobanca SpA (a)	38,712	360,937
Mediolanum SpA	18,571	82,701
Parmalat SpA	140,429	360,809
Pirelli & C. SpA	20,321	165,947
Prysmian SpA	14,654	268,220
Saipem SpA	21,688	871,697
Snam Rete Gas SpA	117,430	595,610
Telecom Italia SpA	781,910	1,095,353
Telecom Italia SpA, Non- Convertible Savings Shares	493,132	556,470
Terna SpA	106,204	451,746
Unicredit SpA	1,115,004	2,855,428
Unione Di Banche Italiane ScpA	49,809	483,842

		23,594,133

Japan — 20.9%
The 77 Bank Ltd.	29,000	146,933
ABC-Mart, Inc.	2,200	67,852
Acom Co., Ltd.	3,370	51,100
Advantest Corp.	12,900	256,955
Aeon Co., Ltd.	51,000	546,774
Aeon Credit Service Co., Ltd.	6,100	65,842

Common Stocks	Shares	Value

Japan (continued)
Aeon Mall Co., Ltd.	6,900	$167,700
Air Water Inc.	12,000	142,623
Aisin Seiki Co., Ltd.	15,600	488,189
Ajinomoto Co., Inc.	54,000	529,767
Alfresa Holdings Corp.	3,200	136,346
All Nippon Airways Co., Ltd. (a)	68,000	252,002
Amada Co., Ltd.	29,000	199,040
Aozora Bank Ltd.	46,000	67,794
Asahi Breweries Ltd.	31,500	630,959
Asahi Glass Co., Ltd.	83,100	847,508
Asahi Kasei Corp.	107,000	590,598
Asics Corp.	13,000	132,699
Astellas Pharma, Inc.	36,600	1,324,391
The Bank of Kyoto Ltd.	26,000	210,864
The Bank of Yokohama Ltd.	104,000	485,984
Benesse Holdings, Inc.	5,600	270,279
Bridgestone Corp.	54,300	990,083
Brother Industries Ltd.	19,100	235,805
Canon, Inc.	93,700	4,376,356
Canon Marketing Japan Inc.	5,700	78,460
Casio Computer Co., Ltd.	20,100	149,486
Central Japan Railway Co.	123	905,686
The Chiba Bank Ltd.	62,000	362,008
Chiyoda Corp.	13,000	106,584
Chubu Electric Power Co., Inc.	53,500	1,323,264
Chugai Pharmaceutical Co., Ltd.	18,200	335,161
The Chugoku Bank Ltd.	14,000	170,270
Chugoku Electric Power Co.	24,100	475,771
Chuo Mitsui Trust Holdings, Inc.	81,000	269,279
Citizens Holding Co., Ltd.	19,500	117,319
Coca-Cola West Holdings Co., Ltd.	5,300	89,571
Cosmo Oil Co., Ltd.	50,000	130,536
Credit Saison Co., Ltd.	12,900	173,031
Dai Nippon Printing Co., Ltd.	46,000	562,158
Dai-ichi Life Insurance Co.	668	808,707
Daicel Chemical Industries Ltd.	22,000	148,258
Daido Steel Co., Ltd.	25,000	121,664
Daihatsu Motor Co., Ltd.	16,000	214,167
Daiichi Sankyo Co., Ltd.	56,100	1,143,492
Daikin Industries Ltd.	19,100	718,763
Dainippon Pharma Co., Ltd.	13,400	112,207
Daito Trust Construction Co., Ltd.	6,400	382,368
Daiwa House Industry Co., Ltd.	40,000	403,885
Daiwa Securities Group, Inc.	135,000	545,033
Dena Co., Ltd.	6,500	204,805
Denki Kagaku Kogyo Kabushiki Kaisha	38,000	163,733
Denso Corp.	40,200	1,194,256
Dentsu, Inc.	14,413	333,288
Diamond Lease Co., Ltd.	4,690	165,215
Dowa Mining Co., Ltd.	21,350	127,136
East Japan Railway Co.	28,149	1,700,716
Eisai Co., Ltd.	21,200	741,812
Electric Power Development Co.	9,400	282,912
Elpida Memory, Inc. (a)	16,300	187,481
FamilyMart Co., Ltd.	5,200	186,459
Fanuc Ltd.	15,800	2,016,719
Fast Retailing Co., Ltd.	4,300	605,720
Fuji Electric Holdings Co., Ltd.	48,800	128,144
Fuji Heavy Industries Ltd.	48,000	306,866
Fuji Media Holdings, Inc.	44	56,049
Fuji Photo Film Co., Ltd.	38,300	1,271,800
Fujitsu Ltd.	153,000	1,076,474

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Fukuoka Financial Group, Inc.	62,000	$248,391
Furukawa Electric Co., Ltd.	51,000	191,789
GS Yuasa Corp.	30,000	211,107
The Gunma Bank Ltd.	32,000	167,584
The Hachijuni Bank Ltd.	35,000	182,861
Hakuhodo DY Holdings, Inc.	2,070	100,134
Hamamatsu Photonics KK	5,600	182,781
Hankyu Hanshin Holdings, Inc.	94,000	452,188
Hino Motors Ltd.	23,000	111,352
Hirose Electric Co., Ltd.	2,600	262,525
The Hiroshima Bank Ltd.	41,000	167,254
Hisamitsu Pharmaceutical Co., Ltd.	5,300	216,042
Hitachi Chemical Co., Ltd.	8,500	158,896
Hitachi Construction Machinery Co., Ltd.	7,800	168,844
Hitachi High-Technologies Corp.	5,900	109,069
Hitachi Ltd.	374,000	1,637,034
Hitachi Metals Ltd.	14,000	164,939
Hokkaido Electric Power Co., Inc.	14,800	294,845
Hokuhoku Financial Group, Inc.	104,100	191,048
Hokuriku Electric Power	14,300	326,553
Honda Motor Co., Ltd.	136,400	4,853,675
Hoya Corp.	36,400	888,939
IHI Corp.	106,000	203,038
Ibiden Co., Ltd.	10,400	264,878
Idemitsu Kosan Co., Ltd.	1,800	154,388
Inpex Corp.	180	846,738
Isetan Mitsukoshi Holdings Ltd.	30,305	314,477
Isuzu Motors Ltd.	97,000	375,277
Ito En, Ltd.	4,300	70,687
Itochu Corp.	125,300	1,146,858
Itochu Techno-Science Corp.	2,600	85,002
The Iyo Bank Ltd.	20,000	162,316
J Front Retailing Co., Ltd.	38,600	179,719
JFE Holdings, Inc.	38,100	1,165,638
JGC Corp.	17,000	296,095
JS Group Corp.	20,300	397,931
JSR Corp.	14,400	245,686
JTEKT Corp.	15,900	146,731
JX Holdings, Inc.	187,160	1,086,029
Jafco Co., Ltd.	2,500	59,244
Japan Petroleum Explora	2,400	90,580
Japan Prime Realty Investment Corp.	58	127,762
Japan Real Estate Investment Corp.	40	363,797
Japan Retail Fund Investment Corp.	133	187,506
The Japan Steel Works, Ltd.	25,000	235,548
Japan Tobacco, Inc.	373	1,242,859
The Joyo Bank Ltd.	53,000	231,055
Jupiter Telecommunications Co., Ltd.	196	211,621
KDDI Corp.	243	1,161,701
Kajima Corp.	69,800	169,102
Kamigumi Co., Ltd.	21,000	155,949
Kaneka Corp.	25,000	150,376
The Kansai Electric Power Co., Inc.	62,600	1,520,574
Kansai Paint Co., Ltd.	18,000	153,321
Kao Corp.	45,000	1,097,732
Kawasaki Heavy Industries Ltd.	115,000	326,765
Kawasaki Kisen Kaisha Ltd.	55,000	206,601
Keihin Electric Express Railway Co., Ltd.	39,000	377,971
Keio Electric Railway Co., Ltd.	47,000	323,977
Keisei Electric Railway Co., Ltd.	24,000	154,332
Keyence Corp.	3,420	745,789
Kikkoman Corp.	14,000	154,916
Kinden Corp.	12,000	108,746

Common Stocks	Shares	Value

Japan (continued)
Kintetsu Corp.	133,000	$450,632
Kirin Holdings Co., Ltd.	70,000	996,510
Kobe Steel Ltd.	204,000	478,575
Koito Manufacturing Co., Ltd.	8,000	122,662
Komatsu Ltd.	78,500	1,826,223
Konami Corp.	7,400	130,643
Konica Minolta Holdings, Inc.	39,000	382,261
Kubota Corp.	97,000	889,654
Kuraray Co., Ltd.	28,000	354,339
Kurita Water Industries Ltd.	9,100	253,067
Kyocera Corp.	13,500	1,277,133
Kyowa Hakko Kirin Co., Ltd.	21,000	208,338
Kyushu Electric Power Co., Inc.	31,900	728,554
Lawson, Inc.	4,900	224,203
Mabuchi Motor Co., Ltd.	2,300	117,784
Makita Corp.	9,000	285,976
Marubeni Corp.	139,000	785,964
Marui Group Co., Ltd.	18,800	140,659
Maruichi Steel Tube Ltd.	3,700	70,993
Matsui Securities Co., Ltd.	9,400	52,642
Mazda Motor Corp.	122,400	295,793
McDonald’s Holdings Co. Japan Ltd.	5,500	132,490
Medipal Holdings Corp.	12,200	154,907
Meiji Holdings Co., Ltd.	5,493	259,180
Minebea Co., Ltd.	28,000	144,346
Mitsubishi Chemical Holdings Corp.	98,000	498,280
Mitsubishi Corp.	112,200	2,665,773
Mitsubishi Electric Corp.	160,000	1,378,637
Mitsubishi Estate Co., Ltd.	98,000	1,595,305
Mitsubishi Gas Chemical Co., Inc.	32,000	186,137
Mitsubishi Heavy Industries Ltd.	254,200	938,718
Mitsubishi Logistics Corp.	9,000	107,890
Mitsubishi Materials Corp. (a)	90,000	258,786
Mitsubishi Motors Corp. (a)	316,000	413,569
Mitsubishi Tanabe Pharma Corp.	18,000	293,499
Mitsubishi UFJ Financial Group, Inc.	1,051,874	4,883,744
Mitsui & Co., Ltd.	143,700	2,136,667
Mitsui Chemicals, Inc.	71,000	191,704
Mitsui Engineering & Shipbuilding Co., Ltd.	59,000	133,594
Mitsui Fudosan Co., Ltd.	70,000	1,181,072
Mitsui Mining & Smelting Co., Ltd.	47,000	134,698
Mitsui OSK Lines Ltd.	93,000	585,135
Mitsui Sumitomo Insurance Group Holdings, Inc.	44,970	1,034,811
Mitsumi Electric Co., Ltd.	6,800	104,204
Mizuho Financial Group, Inc.	1,657,540	2,404,371
Murata Manufacturing Co., Ltd.	17,000	898,908
NEC Corp.	212,000	563,722
NGK Insulators Ltd.	21,000	349,880
NGK Spark Plug Co., Ltd.	13,000	174,131
NHK Spring Co., Ltd.	12,000	99,431
NKSJ Holdings, Inc. (a)	115,100	721,190
NOK Corp.	8,400	146,459
NSK Ltd.	38,000	257,804
NTN Corp.	41,000	176,689
NTT Data Corp.	101	319,276
NTT DoCoMo, Inc.	1,268	2,117,746
NTT Urban Development Co.	89	74,856
Namco Bandai Holdings, Inc.	15,200	140,869
Nidec Corp.	9,100	809,219
Nikon Corp.	26,000	482,267
Nintendo Co., Ltd.	8,200	2,056,666

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Nippon Building Fund, Inc.	42	$368,093
Nippon Electric Glass Co.	28,500	389,567
Nippon Express Co., Ltd.	69,000	262,911
Nippon Meat Packers, Inc.	15,000	184,648
Nippon Paper Group, Inc.	7,894	197,807
Nippon Sanso Corp.	22,000	187,370
Nippon Sheet Glass Co., Ltd.	53,000	115,713
Nippon Steel Corp.	422,000	1,436,936
Nippon Telegraph & Telephone Corp.	42,876	1,878,066
Nippon Yusen Kabushiki Kaisha	125,000	512,383
The Nishi-Nippon City Bank Ltd.	56,000	160,189
Nissan Chemical Industries Ltd.	11,000	124,357
Nissan Motor Co., Ltd.	205,600	1,800,525
Nissha Printing Co., Ltd.	2,300	52,223
Nisshin Seifun Group, Inc.	15,500	204,095
Nisshin Steel Co., Ltd.	62,000	110,707
Nisshinbo Industries, Inc.	10,000	100,264
Nissin Foods Holdings Co., Ltd.	5,400	195,321
Nitori Co., Ltd.	3,000	250,860
Nitto Denko Corp.	13,410	525,426
Nomura Holdings, Inc.	291,200	1,400,954
Nomura Real Estate Holdings, Inc.	8,300	117,884
Nomura Real Estate Office Fund, Inc.	24	133,163
Nomura Research Institute Ltd.	8,100	152,237
OJI Paper Co., Ltd.	68,000	301,136
ORIX Corp.	8,830	675,830
Obayashi Corp.	53,000	211,602
Obic Co., Ltd.	600	113,534
Odakyu Electric Railway Co., Ltd.	51,000	471,679
Olympus Corp.	17,700	464,165
Omron Corp.	16,500	377,235
Ono Pharmaceutical Co., Ltd.	6,800	294,592
Oracle Corp. Japan	3,200	152,581
Oriental Land Co., Ltd.	4,100	382,293
Osaka Gas Co., Ltd.	158,000	569,842
Otsuka Shokai Co., Ltd.	1,300	86,402
Panasonic Corp.	162,200	2,202,885
Panasonic Electric Works Ltd.	30,873	409,428
Rakuten, Inc.	585	428,797
Resona Holdings, Inc.	51,256	460,287
Ricoh Co., Ltd.	55,000	779,225
Rinnai Corp.	3,000	176,665
Rohm Co., Ltd.	8,300	514,028
SBI Holdings, Inc.	1,670	209,393
SMC Corp.	4,400	580,777
Sankyo Co., Ltd.	4,500	238,344
Santen Pharmaceutical Co., Ltd.	5,900	204,265
Sanyo Electric Co., Ltd. (a)	148,000	244,390
Sapporo Hokuyo Holdings, Inc.	28,289	130,912
Sapporo Holdings Ltd.	23,000	108,091
Secom Co., Ltd.	17,100	772,330
Sega Sammy Holdings, Inc.	16,232	247,951
Seiko Epson Corp.	10,600	161,003
Sekisui Chemical Co., Ltd.	35,000	212,227
Sekisui House Ltd.	47,000	422,983
Senshu Ikeda Holdings, Inc.	49,470	74,368
Seven & I Holdings Co., Ltd.	62,200	1,458,662
Seven Bank Ltd.	56	100,416
Sharp Corp.	83,000	827,345
Shikoku Electric Power Co., Inc.	14,700	422,187
Shimadzu Corp.	20,000	153,840
Shimamura Co., Ltd.	1,900	176,665
Shimano, Inc.	5,400	286,977

Common Stocks	Shares	Value

Japan (continued)
Shimizu Corp.	48,000	$178,267
Shin-Etsu Chemical Co., Ltd.	33,900	1,654,224
Shinko Electric Industries	6,200	68,704
Shinko Securities Co., Ltd.	48,300	110,470
Shinsei Bank Ltd.	81,000	57,349
Shionogi & Co., Ltd.	24,200	441,994
Shiseido Co., Ltd.	28,600	642,502
The Shizuoka Bank Ltd.	49,000	422,242
Showa Denko KK	116,000	222,795
Showa Shell Sekiyu KK	15,100	115,500
Softbank Corp.	67,100	2,195,545
Sojitz Corp.	102,000	183,367
Sony Corp.	83,000	2,562,347
Sony Financial Holdings, Inc.	71	231,135
Square Enix Holdings Co., Ltd.	5,300	119,054
Stanley Electric Co., Ltd.	11,900	189,928
Sumco Corp. (a)	9,400	146,903
Sumitomo Chemical Co., Ltd.	128,000	561,913
Sumitomo Corp.	93,800	1,209,564
Sumitomo Electric Industries Ltd.	63,300	772,008
Sumitomo Heavy Industries Ltd.	44,000	227,078
Sumitomo Metal Industries Ltd.	274,000	692,611
Sumitomo Metal Mining Co., Ltd.	44,000	673,289
Sumitomo Mitsui Financial Group, Inc.	110,950	3,233,292
Sumitomo Realty & Development Co., Ltd.	30,000	620,931
Sumitomo Rubber Industries, Ltd.	14,400	140,858
The Sumitomo Trust & Banking Co., Ltd.	116,000	581,256
Suruga Bank Ltd.	17,000	150,033
Suzuken Co., Ltd.	5,200	172,361
Suzuki Motor Corp.	27,700	583,854
Sysmex Corp.	2,800	194,649
T&D Holdings, Inc.	22,100	461,279
TDK Corp.	10,400	581,151
THK Co., Ltd.	9,700	182,143
Taiheiyo Cement Corp. (a)	75,000	88,115
Taisei Corp.	83,000	171,685
Taisho Pharmaceutical Co., Ltd.	11,000	222,937
Takashimaya Co., Ltd.	22,000	169,606
Takeda Pharmaceutical Co., Ltd.	62,000	2,850,314
Teijin Ltd.	77,000	254,718
Terumo Corp.	14,200	753,856
The Yasuda Trust & Banking Co., Ltd. (a)	136,000	114,085
Tobu Railway Co., Ltd.	67,000	386,764
Toho Co., Ltd.	8,600	138,313
Toho Gas Co., Ltd.	35,000	173,307
Tohoku Electric Power Co., Inc.	35,800	792,531
Tokio Marine Holdings, Inc.	59,800	1,612,960
Tokuyama Corp.	25,000	127,134
The Tokyo Electric Power Co., Inc.	100,600	2,457,115
Tokyo Electron Ltd.	14,300	717,559
Tokyo Gas Co., Ltd.	214,000	973,270
Tokyo Steel Manufacturing Co., Ltd.	9,200	108,478
Tokyo Tatemono Co., Ltd.	32,000	122,821
Tokyu Corp.	92,000	406,813
Tokyu Land Corp.	38,000	157,458
TonenGeneral Sekiyu KK	23,000	213,186
Toppan Printing Co., Ltd.	48,000	375,820
Toray Industries, Inc.	121,700	678,316
Toshiba Corp.	333,000	1,610,392
Tosoh Corp.	45,000	121,509
Toto Ltd.	24,000	164,623
Toyo Seikan Kaisha Ltd.	12,200	219,444

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Toyo Suisan Kaisha, Ltd.	8,000	$164,905
Toyoda Gosei Co., Ltd.	5,700	126,086
Toyota Boshoku Corp.	5,100	85,056
Toyota Industries Corp.	14,500	388,207
Toyota Motor Corp.	227,800	8,164,507
Toyota Tsusho Corp.	17,100	251,949
Trend Micro, Inc.	7,900	236,606
Tsumura & Co.	5,000	155,664
UNY Co., Ltd.	16,100	127,491
USS Co., Ltd.	1,940	145,117
Ube Industries Ltd.	79,000	175,257
Uni-Charm Corp.	10,200	411,156
Ushio, Inc.	8,700	146,203
West Japan Railway Co.	138	495,542
Yahoo! Japan Corp.	1,238	427,792
Yakult Honsha Co., Ltd.	8,000	247,533
Yamada Denki Co., Ltd.	6,650	412,971
Yamaguchi Financial Group, Inc.	17,000	160,311
Yamaha Corp.	13,300	154,422
Yamaha Motor Co., Ltd. (a)	22,700	341,661
Yamato Kogyo Co., Ltd.	3,800	92,161
Yamato Transport Co., Ltd.	32,100	389,249
Yamazaki Baking Co., Ltd.	10,000	122,080
Yaskawa Electric Corp.	19,000	153,391
Yokogawa Electric Corp.	17,700	120,624

		180,504,250

Kazakhstan — 0.0%
Eurasian Natural Resources Corp.	20,964	302,892

Luxembourg — 0.4%
ArcelorMittal	70,964	2,341,148
SES Global	24,468	589,014
Tenaris SA	39,788	765,485

		3,695,647

Netherlands — 2.7%
ASML Holding NV	35,709	1,063,084
Aegon NV (a)	131,499	789,399
Akzo Nobel NV	19,290	1,189,476
Corio NV	5,119	350,117
Delta Lloyd NV	6,510	121,707
Fugro NV	5,592	368,125
Heineken Holding NV	9,628	421,880
Heineken NV	21,292	1,104,468
ING Groep NV CVA (a)	316,530	3,282,620
Koninklijke Ahold NV	98,617	1,331,016
Koninklijke Boskalis Westminster NV	5,548	233,220
Koninklijke DSM NV	12,704	651,926
Koninklijke KPN NV	133,783	2,072,803
Koninklijke Philips Electronics NV	81,504	2,564,525
Koninklijke Vopak NV	5,668	270,697
Randstad Holdings NV	8,980	408,005
Reed Elsevier NV	56,237	710,390
SBM Offshore NV	13,278	251,541
STMicroelectronics NV	51,528	394,299
TNT NV	31,190	839,389
Unilever NV	134,586	4,030,312
Wolters Kluwer NV	25,132	528,161

		22,977,160

New Zealand — 0.1%
Auckland International Airport Ltd.	81,425	122,461
Contact Energy Ltd.	26,924	111,660

Common Stocks	Shares	Value

New Zealand (concluded)
Fletcher Building Ltd.	48,760	$288,311
Sky City Ltd.	51,491	106,913
Telecom Corp. of New Zealand Ltd.	156,365	232,739

		862,084

Norway — 0.7%
Aker Solutions ASA	13,242	192,365
DnB NOR ASA	80,460	1,098,325
Norsk Hydro ASA	72,408	438,817
Orkla ASA	63,881	590,015
Renewable Energy Corp. ASA (a)	39,887	135,533
Statoil ASA	92,277	1,931,385
Telenor ASA	65,303	1,025,673
Telenor ASA - ADR	1,431	67,071
Yara International ASA	15,711	714,043

		6,193,227

Portugal — 0.3%
Banco Comercial Portugues SA, Registered Shares	228,344	199,017
Banco Espirito Santo SA, Registered Shares	44,077	203,884
Brisa-Auto Estradas de Portugal SA, Private Shares	15,277	98,657
Cimpor Cimentos de Portugal SA	16,593	107,015
Energias de Portugal SA	142,296	487,848
Galp Energia SGPS SA	18,699	323,442
Jeronimo Martins SGPS SA	18,779	251,854
Portugal Telecom SGPS SA, Registered Shares	47,680	634,266

		2,305,983

Singapore — 1.7%
Ascendas Real Estate Investment Trust	126,962	211,721
CapitaLand Ltd.	208,749	644,216
CapitaMall Trust	179,700	293,967
CapitaMalls Asia Ltd.	110,000	180,756
City Developments Ltd.	44,535	431,543
ComfortDelgro Corp. Ltd.	153,816	177,609
Cosco Corp. Ltd.	79,002	106,322
DBS Group Holdings Ltd.	141,407	1,512,850
Fraser and Neave Ltd.	80,096	395,673
Genting Singapore Plc (a)	504,227	713,331
Golden Agri-Resources Ltd.	540,251	234,246
Jardine Cycle & Carriage Ltd.	8,721	260,889
Keppel Corp. Ltd.	107,616	734,667
Keppel Land Ltd.	59,000	181,736
Neptune Orient Lines Ltd.	73,350	110,415
Noble Group Ltd.	241,840	347,563
Olam International Ltd.	102,900	254,964
Oversea-Chinese Banking Corp.	200,914	1,350,783
Sembcorp Industries Ltd.	78,590	260,470
Sembcorp Marine Ltd.	69,197	206,769
Singapore Airlines Ltd.	45,009	558,738
Singapore Exchange Ltd.	70,000	480,011
Singapore Press Holdings Ltd.	127,316	411,479
Singapore Technologies Engineering Ltd.	135,213	345,198
Singapore Telecommunications Ltd.	659,132	1,573,074
StarHub Ltd.	52,157	102,426
UOL Group Ltd.	41,457	145,840
United Overseas Bank Ltd.	100,572	1,398,712
Wilmar International Ltd.	156,670	714,480

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Singapore (concluded)
Yangzijiang Shipbuilding Holdings Ltd.	126,183	$169,086
		14,509,534

Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	11,628	581,035
Abertis Infraestructuras SA	24,957	465,594
Acciona SA	2,167	183,317
Acerinox SA	7,858	140,045
Banco Bilbao Vizcaya Argentaria SA	294,166	3,980,700
Banco de Sabadell SA	78,231	391,976
Banco de Valencia SA	16,916	96,389
Banco Popular Espanol SA	72,772	462,508
Banco Santander SA	679,749	8,627,567
Bankinter SA	24,950	173,784
Corp. Mapfre SA	62,698	191,157
Criteria Caixacorp. SA	68,975	362,676
Enagas	14,444	293,330
Ferrovial SA	35,567	333,565
Fomento de Construcciones y Contratas SA	3,049	84,344
Gamesa Corp. Tecnologica SA (a)	16,197	113,432
Gas Natural SDG SA	18,495	276,296
Gestevision Telecinco SA	7,629	84,003
Grifols SA	11,816	169,651
Iberdrola Renovables	69,262	230,473
Iberdrola SA	333,623	2,572,603
Iberia Lineas Aereas de Espana	42,454	164,073
Inditex SA	17,993	1,430,372
Indra Sistemas SA	7,647	146,087
Red Electrica de Espana	8,893	418,812
Repsol YPF SA	60,591	1,561,993
Telefonica SA	339,231	8,420,105
Zardoya Otis SA	11,840	212,177

		32,168,064

Sweden — 3.1%
Alfa Laval AB	27,893	490,513
Assa Abloy AB, Series B	25,592	646,827
Atlas Copco AB, Class A	54,951	1,062,788
Atlas Copco AB, Class B	32,080	566,217
Boliden AB	22,397	339,934
Electrolux AB	19,478	480,210
Getinge AB, Class B	16,450	384,640
Hennes & Mauritz AB, B Shares	84,490	3,066,329
Hexagon AB	15,939	342,464
Holmen AB, Class B	4,661	143,902
Husqvarna AB	33,227	246,640
Investor AB	37,325	759,952
Kinnevik Investment AB	17,606	373,541
Millicom International Cellular SA - ADR	6,219	593,839
Modern Times Group AB	4,108	307,039
Nordea Bank AB	267,279	2,792,613
Ratos AB	8,157	282,348
SKB AB	31,930	736,446
SSAB AB, Series A	14,628	233,597
SSAB AB, Series B	6,561	92,239
Sandvik AB	84,187	1,292,627
Scania AB	26,383	583,757
Securitas AB	25,233	272,451
Skandinaviska Enskilda Banken AB, Class A	116,620	868,151
Skanska AB, Class B	32,777	601,761

Common Stocks	Shares	Value

Sweden (concluded)
Svenska Cellulosa AB	46,921	$715,101
Svenska Handelsbanken, Class A	40,158	1,319,506
Swedbank AB, A Shares	58,427	813,346
Swedish Match AB	19,399	518,279
Tele2 AB	25,727	539,790
Telefonaktiebolaget LM Ericsson	248,898	2,729,650
TeliaSonera AB	185,730	1,506,280
Volvo AB, B Shares	90,039	1,326,767

		27,029,544

Switzerland — 7.7%
ABB Ltd.	182,827	3,860,388
Actelion Ltd. (a)	8,296	332,317
Adecco SA, Registered Shares	10,018	523,730
Aryzta AG	7,164	313,454
Baloise Holding AG	4,101	370,019
Compagnie Financiere Richemont SA	43,159	2,082,373
Credit Suisse Group AG	93,061	3,964,702
GAM Holdings Ltd.	16,634	252,691
Geberit AG	3,178	566,261
Givaudan SA	699	715,330
Holcim Ltd.	20,295	1,304,147
Julius Baer Group Ltd.	17,001	619,309
Kuehne & Nagel International AG	4,421	531,301
Lindt & Spruengli AG	72	172,818
Lindt & Spruengli AG ‘R’	9	251,338
Logitech International SA (a)	15,054	262,835
Lonza Group AG, Registered Shares	3,676	314,219
Nestle SA, Registered Shares	286,320	15,262,986
Nobel Biocare Holding AG	9,935	178,631
Novartis AG, Registered Shares	174,255	10,029,759
Pargesa Holding SA	2,175	158,870
Roche Holding AG	58,023	7,927,802
SGS SA	448	724,338
Schindler Holding AG	4,002	429,614
Schindler Holding AG, Registered Shares	1,890	202,038
Sika AG	166	306,466
Sonova Holding AG	3,721	454,880
Straumann Holding AG, Registered Shares	656	146,429
The Swatch Group Ltd., Bearer Shares	2,524	950,793
The Swatch Group Ltd., Registered Shares	3,649	252,574
Swiss Life Holding	2,475	282,004
Swiss Reinsurance Co., Registered Shares	29,141	1,278,295
Swisscom AG	1,905	769,180
Syngenta AG	7,822	1,945,816
Synthes, Inc.	4,823	558,237
UBS AG	300,609	5,118,089
Zurich Financial Services AG	12,244	2,870,361

		66,284,394

United Kingdom — 21.2%
3i Group Plc	79,229	357,161
ARM Holdings Plc	109,009	678,142
Admiral Group Plc	16,401	429,804
Aggreko Plc	21,377	528,034
Amec Plc	27,184	421,393
Anglo American Plc	108,945	4,324,482
Antofagasta Plc	33,117	643,777
Associated British Foods Plc	29,225	481,824
AstraZeneca Plc	119,097	6,045,401

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (continued)
Autonomy Corp Plc (a)	17,668	$503,476
Aviva Plc	231,255	1,449,614
BAE Systems Plc	284,643	1,532,800
BG Group Plc	279,323	4,918,066
BHP Billiton Plc	182,297	5,813,881
BP Plc	1,551,592	10,616,067
BT Group Plc	641,493	1,409,496
Babcock International Group Plc	30,277	271,215
Balfour Beatty Plc	55,595	233,974
Barclays Plc	945,213	4,442,761
British Airways Plc (a)	48,900	186,688
British American Tobacco Plc	164,923	6,159,154
British Land Co. Plc	71,159	520,344
British Sky Broadcasting Plc	95,413	1,060,346
Bunzl Plc	26,664	318,015
Burberry Group Plc	35,919	587,893
Cable & Wireless Worldwide	209,855	242,465
Cairn Energy Plc (a)	114,919	820,106
Capital Group Plc	50,969	629,799
Capital Shopping Centers Group Plc	38,691	223,685
Carnival Plc	14,373	566,837
Centrica Plc	425,334	2,162,266
Cobham Plc	93,617	339,990
Compass Group Plc	155,384	1,296,489
Diageo Plc	207,001	3,562,588
Experian Group Ltd.	84,087	916,450
Firstgroup Plc	39,467	225,085
Fresnillo Plc	14,480	282,380
GlaxoSmithKline Plc	428,826	8,458,518
Group 4 Securicor Plc	115,198	461,717
HSBC Holdings Plc	1,445,818	14,625,795
Hammerson Plc	57,667	357,489
Home Retail Group	71,142	230,522
ICAP Plc	45,159	306,216
ITV Plc (a)	296,490	278,269
Imperial Tobacco Group Plc	84,158	2,510,483
Inmarsat Plc	35,635	372,020
Intercontinental Hotels Group Plc	24,198	432,080
International Power Plc	125,206	762,752
Intertek Group Plc	13,369	385,086
Invensys Plc	65,422	307,171
Investec Plc	41,657	332,923
J Sainsbury Plc	99,485	611,261
Johnson Matthey Plc	17,633	488,155
Kazakhmys Plc	17,543	400,203
Kingfisher Plc	193,160	711,786
Land Securities Group Plc	62,184	625,722
Legal & General Group Plc	482,689	785,109
Lloyds TSB Group Plc (a)	3,374,448	3,914,880
London Stock Exchange Group Plc	12,623	135,096
Lonmin Plc (a)	13,694	359,290
Man Group Plc	139,916	482,092
Marks & Spencer Group Plc	129,556	791,356
National Grid Plc	286,169	2,427,348
Next Plc	15,452	538,665
Old Mutual Plc	446,307	974,037
Pearson Plc	66,529	1,031,664
Petrofac Ltd.	21,216	457,457
Prudential Plc	209,775	2,096,247
Rangold Resources Ltd.	7,605	768,968
Reckitt Benckiser Plc	50,923	2,804,699
Reed Elsevier Plc	99,546	841,757
Resolution Ltd.	123,554	475,856

Common Stocks	Shares	Value

United Kingdom (concluded)
Rexam Plc	71,587	$345,743
Rio Tinto Plc, Registered Shares	119,726	7,013,937
Rolls-Royce Group Plc	153,399	1,456,883
Royal & Sun Alliance Insurance Group	280,584	576,535
Royal Bank of Scotland Group Plc (a)	1,428,612	1,059,672
Royal Dutch Shell Plc	292,817	8,823,949
Royal Dutch Shell Plc, Class B	222,660	6,505,090
SABMiller Plc	78,506	2,513,255
Sage Group Plc	107,732	468,047
Schroders Plc	9,304	210,366
Scottish & Southern Energy Plc	76,376	1,342,263
Sego Plc	59,362	255,046
Serco Group Plc	40,080	387,424
Severn Trent Plc	19,368	398,613
Shire Ltd.	46,994	1,057,941
Smith & Nephew Plc	74,941	683,348
Smiths Group Plc	32,111	615,905
Standard Chartered Plc	169,195	4,858,335
Standard Life Plc	185,169	673,361
TUI Travel Plc	47,505	160,022
Tesco Plc	662,657	4,420,308
Thomas Cook Group Plc	68,661	185,590
Tullow Oil Plc	72,763	1,456,571
Unilever Plc	106,063	3,069,808
United Utilities Group Plc	55,994	503,964
Vedanta Resources Plc	9,950	338,697
Vodafone Group Plc	4,349,442	10,731,588
WPP Plc	104,702	1,160,882
Whitbread Plc	14,314	365,664
William Morrison Supermarkets Plc	173,666	807,682
Wolseley Plc (a)	23,393	588,152
Xstrata Plc	170,002	3,256,430

		183,035,708

Total Common Stocks – 98.3%		849,842,265

Rights

France – 0.0%
Cie Generale des Etablissements Michelin (Expires 10/13/10)	12,310	34,369

Germany — 0.0%
Deutsche Bank AG (Expires 10/05/10)	52,282	253,021

Greece – 0.0%
Bank of Cyprus Public Co., Ltd. (Expires 10/21/10)	46,058	28,255
National Bank of Greece SA (Expires 10/11/10)	52	46,535
National Bank of Greece SA (Expires 10/11/10)	52	25,382

		100,172

Total Rights – 0.0%		387,562

Total Long-Term Investments (Cost – $816,033,361) – 98.3%		850,229,827

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	9

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.23% (b)(c)	1,441,546	$1,441,546

Total Short-Term Securities (Cost – $1,441,546) – 0.2%		1,441,546

Total Investments (Cost – $817,474,907*) – 98.5%		851,671,373
Other Assets Less Liabilities – 1.5%		12,798,753

Net Assets – 100.0%		$864,470,126

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$849,930,013

Gross unrealized appreciation	$109,486,170
Gross unrealized depreciation	(107,744,810)

Net unrealized appreciation	$1,741,360

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at September 30, 2010	Income

BlackRock
Liquidity
Funds,
TempCash,
Institutional
Class	6,620,218	(5,178,672)	1,441,546	$5,096

(c)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

71	DJ Euro	Eurex	December	$2,693,138	$(43,003)
	Stoxx 50		2010
14	Emini MSCI	Chicago Mercantile	December	$1,098,455	(8,835)
			2010
27	FTSE 100	LIFFE	December	$2,350,729	(5,439)
	Index Futures		2010
9	SPI 200	Sydney	December	$1,013,448	(13,071)
	Index Futures		2010
21	TOPIX	Tokyo	December	$2,063,718	15,403
	Index Futures		2010

Total					$(54,945)

10	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master International Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term Investments:
Common Stocks:
Australia	—	$72,824,643	$11	$72,824,654
Austria	—	2,734,983	—	2,734,983
Belgium	—	8,301,859	—	8,301,859
Bermuda	—	1,006,326	—	1,006,326
Cayman Islands	—	623,955	—	623,955
Denmark	—	8,620,872	—	8,620,872
Finland	—	9,596,789	—	9,596,789
France	$245,541	82,919,099	—	83,164,640
Germany	253,021	62,219,845	—	66,255,014
Greece	—	2,246,724	—	2,246,724
Hong Kong	—	21,745,595	—	21,745,595
Ireland	558,230	1,604,923	1	2,163,154
Israel	—	7,095,080	—	7,095,080
Italy	—	23,594,133	—	23,594,133
Japan	—	180,504,250	—	180,504,250
Kazakhstan	—	302,892	—	302,892
Luxembourg	—	3,695,647	—	3,695,647
Netherlands	—	22,977,160	—	22,977,160
New Zealand	—	862,084	—	862,084
Norway	67,071	6,126,156	—	6,193,227
Portugal	—	2,305,983	—	2,305,983
Singapore	—	14,509,534	—	14,509,534
Spain	—	32,168,064	—	32,168,064
Sweden	—	27,029,544	—	27,029,544
Switzerland	—	66,284,394	—	66,284,394
United Kingdom	—	183,035,708	—	183,035,708
Rights:
France	34,369	—	—	34,369
Germany	253,021	—	—	253,021
Greece	—	100,172	—	100,172
Short-Term Securities	1,441,546	—	—	1,441,546

Total	$2,565,410	$849,105,951	$12	$851,671,373

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	11

Schedule of Investments (concluded)	Master International Index Series

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$15,403	—	—	$15,403
Liabilities:
Interest rate contracts	(70,348)	—	—	(70,348)

Total	$(54,945)	—	—	$(54,945)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stocks

Assets:
Balance, as of December 31, 2009	$15
Accrued discounts/premiums	—
Change in unrealized appreciation/ depreciation [2]	(3)
Purchases	—
Sales	—
Transfers in [3]	—
Transfers out [3]	—

Balance, as of September 30, 2010	$12

[2]	The change in unrealized appreciation/depreciation securities still held on September 30, 2010 was $(3).

[3]	The Series policy is to reorganize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.7%
Boeing Co.	153,473	$10,212,093
General Dynamics Corp.	79,681	5,004,764
Goodrich Corp.	26,243	1,934,896
Honeywell International, Inc.	161,809	7,109,887
ITT Corp.	38,385	1,797,570
L-3 Communications Holdings, Inc.	24,031	1,736,720
Lockheed Martin Corp.	62,358	4,444,878
Northrop Grumman Corp.	61,770	3,745,115
Precision Castparts Corp.	29,799	3,794,903
Raytheon Co.	78,384	3,582,933
Rockwell Collins, Inc.	32,898	1,916,309
United Technologies Corp.	194,766	13,873,182

		59,153,250

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc. (a)	34,790	2,432,517
Expeditors International Washington, Inc.	44,512	2,057,790
FedEx Corp.	65,926	5,636,673
United Parcel Service, Inc., Class B	207,630	13,846,844

		23,973,824

Airlines — 0.1%
Southwest Airlines Co.	156,367	2,043,717

Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (b)	50,673	544,735
Johnson Controls, Inc.	141,100	4,303,550

		4,848,285

Automobiles — 0.5%
Ford Motor Co. (a)(b)	720,880	8,823,571
Harley-Davidson, Inc. (a)	49,295	1,401,950

		10,225,521

Beverages — 2.6%
Brown-Forman Corp., Class B	21,755	1,340,978
The Coca-Cola Co.	484,131	28,331,346
Coca-Cola Enterprises, Inc.	69,636	2,158,716
Constellation Brands, Inc., Class A (b)	37,188	657,856
Dr. Pepper Snapple Group, Inc.	50,066	1,778,344
Molson Coors Brewing Co., Class B	33,162	1,565,910
PepsiCo, Inc.	333,483	22,156,611

		57,989,761

Biotechnology — 1.4%
Amgen, Inc. (b)	200,890	11,071,048
Biogen Idec, Inc. (b)	50,764	2,848,876
Celgene Corp. (b)	96,293	5,547,440
Cephalon, Inc. (b)	15,803	986,739
Genzyme Corp. (b)	53,418	3,781,460
Gilead Sciences, Inc. (b)	175,768	6,259,098

		30,494,661

Building Products — 0.0%
Masco Corp. (a)	75,143	827,324

Capital Markets — 2.3%
Ameriprise Financial, Inc.	52,656	2,492,208
The Bank of New York Mellon Corp.	254,472	6,649,353
The Charles Schwab Corp.	208,330	2,895,787
E*Trade Financial Corp. (b)	41,543	604,035

Common Stocks	Shares	Value

Capital Markets (concluded)
Federated Investors, Inc., Class B (a)	19,041	$433,373
Franklin Resources, Inc.	30,709	3,282,792
The Goldman Sachs Group, Inc.	108,066	15,624,182
Invesco Ltd.	98,150	2,083,725
Janus Capital Group, Inc.	38,242	418,750
Legg Mason, Inc.	32,476	984,348
Morgan Stanley	292,797	7,226,230
Northern Trust Corp.	50,661	2,443,887
State Street Corp.	105,139	3,959,535
T. Rowe Price Group, Inc.	53,705	2,688,741

		51,786,946

Chemicals — 2.0%
Air Products & Chemicals, Inc.	44,513	3,686,567
Airgas, Inc.	15,653	1,063,621
CF Industries Holdings, Inc.	14,888	1,421,804
The Dow Chemical Co.	243,069	6,674,675
E.I. du Pont de Nemours & Co.	190,003	8,477,934
Eastman Chemical Co.	15,125	1,119,250
Ecolab, Inc.	48,908	2,481,592
FMC Corp.	15,207	1,040,311
International Flavors & Fragrances, Inc.	16,745	812,467
Monsanto Co.	113,234	5,427,306
PPG Industries, Inc.	34,602	2,519,025
Praxair, Inc.	64,165	5,791,533
The Sherwin-Williams Co.	18,924	1,421,949
Sigma-Aldrich Corp.	25,431	1,535,524

		43,473,558

Commercial Banks — 2.7%
BB&T Corp.	145,214	3,496,753
Comerica, Inc.	36,896	1,370,686
Fifth Third Bancorp	166,838	2,007,061
First Horizon National Corp. (b)	48,621	554,764
Huntington Bancshares, Inc.	150,727	854,622
KeyCorp	184,689	1,470,125
M&T Bank Corp.	17,942	1,467,835
Marshall & Ilsley Corp.	110,778	779,877
The PNC Financial Services Group, Inc. (c)	110,139	5,717,316
Regions Financial Corp.	263,555	1,916,045
SunTrust Banks, Inc.	104,737	2,705,357
U.S. Bancorp	401,850	8,687,997
Wells Fargo & Co.	1,096,915	27,565,474
Zions Bancorporation	36,309	775,560

		59,369,472

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	23,001	853,797
Cintas Corp.	27,870	767,818
Iron Mountain, Inc. (a)	42,188	942,480
Pitney Bowes, Inc. (a)	43,203	923,680
R.R. Donnelley & Sons Co.	43,310	734,538
Republic Services, Inc., Class A	64,244	1,958,799
Stericycle, Inc. (b)	17,891	1,243,067
Waste Management, Inc. (a)	100,097	3,577,467

		11,001,646

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Equipment — 2.3%
Cisco Systems, Inc. (b)	1,197,031	$26,214,979
Harris Corp.	27,032	1,197,248
JDS Uniphase Corp. (b)	46,293	573,570
Juniper Networks, Inc. (b)	108,929	3,305,995
Motorola, Inc. (b)	489,583	4,176,143
QUALCOMM, Inc.	336,407	15,178,684
Tellabs, Inc.	79,700	593,765

		51,240,384

Computers & Peripherals — 4.3%
Apple, Inc. (b)	191,486	54,334,152
Dell, Inc. (b)	354,748	4,597,534
EMC Corp. (b)	430,468	8,742,805
Hewlett-Packard Co.	475,354	19,998,143
Lexmark International, Inc., Class A (b)	16,543	738,149
NetApp, Inc. (b)	74,849	3,726,732
QLogic Corp. (b)	23,053	406,655
SanDisk Corp. (b)	48,844	1,790,132
Western Digital Corp. (b)	48,007	1,362,919

		95,697,221

Construction & Engineering — 0.2%
Fluor Corp.	37,412	1,853,016
Jacobs Engineering Group, Inc. (b)	26,346	1,019,590
Quanta Services, Inc. (b)	44,234	843,985

		3,716,591

Construction Materials — 0.0%
Vulcan Materials Co. (a)	26,802	989,530

Consumer Finance — 0.7%
American Express Co.	219,369	9,220,079
Capital One Financial Corp.	95,712	3,785,409
Discover Financial Services, Inc.	114,195	1,904,773
SLM Corp. (b)	101,969	1,177,742

		16,088,003

Containers & Packaging — 0.2%
Ball Corp.	19,200	1,129,920
Bemis Co.	22,905	727,234
Owens-Illinois, Inc. (b)	34,252	961,111
Pactiv Corp. (b)	28,567	942,140
Sealed Air Corp.	33,518	753,484

		4,513,889

Distributors — 0.1%
Genuine Parts Co.	33,053	1,473,833

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (b)	26,537	1,362,675
DeVry, Inc.	13,175	648,342
H&R Block, Inc.	64,648	837,191

		2,848,208

Diversified Financial Services — 4.0%
Bank of America Corp.	2,103,174	27,572,611
CME Group, Inc.	14,083	3,667,917
Citigroup, Inc. (b)	4,981,423	19,427,550
IntercontinentalExchange, Inc. (b)	15,512	1,624,417
JPMorgan Chase & Co.	831,083	31,639,330
Leucadia National Corp.	41,182	972,719

Common Stocks	Shares	Value

Diversified Financial Services (concluded)
Moody’s Corp. (a)	42,640	$1,065,147
The NASDAQ Stock Market, Inc. (b)	30,024	583,366
NYSE Euronext	54,582	1,559,408

		88,112,465

Diversified Telecommunication Services — 2.8%
AT&T Inc.	1,238,502	35,421,157
CenturyTel, Inc. (a)	63,045	2,487,756
Frontier Communications Corp. (a)	208,538	1,703,755
Qwest Communications International, Inc.	366,355	2,297,046
Verizon Communications, Inc.	592,370	19,305,338
Windstream Corp.	101,454	1,246,870

		62,461,922

Electric Utilities — 1.9%
Allegheny Energy, Inc.	35,545	871,563
American Electric Power Co., Inc. (a)	100,387	3,637,021
Duke Energy Corp.	276,741	4,901,083
Edison International	68,233	2,346,533
Entergy Corp.	39,079	2,990,716
Exelon Corp.	138,864	5,912,829
FirstEnergy Corp. (a)	63,693	2,454,728
NextEra Energy, Inc.	87,096	4,737,151
Northeast Utilities, Inc.	36,963	1,092,996
PPL Corp.	101,003	2,750,312
Pepco Holdings, Inc.	47,238	878,627
Pinnacle West Capital Corp.	22,682	936,086
Progress Energy, Inc.	61,706	2,740,981
The Southern Co.	174,112	6,483,931

		42,734,557

Electrical Equipment — 0.5%
Emerson Electric Co.	157,648	8,301,744
Rockwell Automation, Inc.	29,702	1,833,504
Roper Industries, Inc.	19,765	1,288,283

		11,423,531

Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies, Inc. (b)	72,579	2,421,961
Amphenol Corp., Class A	36,459	1,785,762
Corning, Inc.	327,372	5,984,360
Flir Systems, Inc. (b)	33,129	851,415
Jabil Circuit, Inc.	40,960	590,234
Molex, Inc. (a)	28,986	606,677

		12,240,409

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	90,323	3,847,760
Cameron International Corp. (b)	50,786	2,181,767
Diamond Offshore Drilling, Inc. (a)	14,571	987,477
FMC Technologies, Inc. (b)	25,164	1,718,450
Halliburton Co.	190,934	6,314,187
Helmerich & Payne, Inc.	22,189	897,767
Nabors Industries Ltd. (b)	59,802	1,080,024
National Oilwell Varco, Inc.	87,841	3,906,289
Rowan Cos., Inc. (b)	24,032	729,611
Schlumberger Ltd.	286,345	17,641,715

		39,305,047

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	284,897	$8,965,709
Costco Wholesale Corp.	92,084	5,938,497
The Kroger Co.	134,658	2,916,692
SUPERVALU, Inc.	44,171	509,292
SYSCO Corp.	123,307	3,516,716
Safeway, Inc.	79,999	1,692,779
Wal-Mart Stores, Inc.	419,273	22,439,491
Walgreen Co.	203,928	6,831,588
Whole Foods Market, Inc. (b)	30,603	1,135,677

		53,946,441

Food Products — 1.8%
Archer-Daniels-Midland Co.	134,031	4,278,270
Campbell Soup Co.	40,576	1,450,592
ConAgra Foods, Inc.	92,269	2,024,382
Dean Foods Co. (b)	38,158	389,593
General Mills, Inc.	134,623	4,919,124
H.J. Heinz Co.	66,728	3,160,905
The Hershey Co.	32,345	1,539,299
Hormel Foods Corp.	14,578	650,179
The J.M. Smucker Co.	25,050	1,516,277
Kellogg Co.	54,574	2,756,533
Kraft Foods, Inc.	365,591	11,282,138
McCormick & Co., Inc.	27,981	1,176,321
Mead Johnson Nutrition Co.	42,841	2,438,081
Sara Lee Corp.	139,254	1,870,181
Tyson Foods, Inc., Class A	62,537	1,001,843

		40,453,718

Gas Utilities — 0.1%
EQT Corp.	31,215	1,125,613
Nicor, Inc.	9,532	436,756
Oneok, Inc.	22,224	1,000,969

		2,563,338

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	122,560	5,847,338
Becton Dickinson & Co.	48,793	3,615,561
Boston Scientific Corp. (b)	318,713	1,953,711
C.R. Bard, Inc.	19,761	1,609,138
CareFusion Corp. (b)	40,976	1,017,844
Dentsply International, Inc.	30,202	965,558
Hospira, Inc. (b)	35,136	2,003,103
Intuitive Surgical, Inc. (b)	8,251	2,341,139
Medtronic, Inc.	226,447	7,604,090
St. Jude Medical, Inc. (b)	68,852	2,708,638
Stryker Corp.	71,681	3,587,634
Varian Medical Systems, Inc. (b)	25,556	1,546,138
Zimmer Holdings, Inc. (b)	42,250	2,210,942

		37,010,834

Health Care Providers & Services — 2.0%
Aetna, Inc.	87,486	2,765,433
AmerisourceBergen Corp.	58,552	1,795,204
Cardinal Health, Inc.	73,812	2,438,749
Cigna Corp.	57,024	2,040,319
Coventry Health Care, Inc. (b)	31,121	670,035
DaVita, Inc. (b)	21,579	1,489,598
Express Scripts, Inc. (b)	113,709	5,537,628
Humana, Inc. (b)	35,470	1,782,013

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Laboratory Corp. of America Holdings (b)	21,552	$1,690,323
McKesson Corp.	54,905	3,392,031
Medco Health Solutions, Inc. (b)	90,916	4,733,087
Patterson Cos., Inc.	20,277	580,936
Quest Diagnostics, Inc.	30,826	1,555,788
Tenet Healthcare Corp. (b)	103,005	486,184
UnitedHealth Group, Inc.	235,662	8,274,093
WellPoint, Inc. (b)	83,775	4,745,016

		43,976,437

Health Care Technology — 0.1%
Cerner Corp. (b)	14,882	1,249,939

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	91,042	3,478,715
Darden Restaurants, Inc.	28,936	1,237,882
International Game Technology	62,428	902,084
Marriott International, Inc., Class A (a)	60,060	2,151,950
McDonald’s Corp.	223,047	16,619,232
Starbucks Corp.	155,359	3,974,083
Starwood Hotels & Resorts Worldwide, Inc.	39,797	2,091,332
Wyndham Worldwide Corp.	37,495	1,029,988
Wynn Resorts Ltd.	15,805	1,371,400
Yum! Brands, Inc.	97,979	4,512,913

		37,369,579

Household Durables — 0.4%
D.R. Horton, Inc.	58,692	652,655
Fortune Brands, Inc.	31,900	1,570,437
Harman International Industries, Inc. (b)	14,504	484,579
Leggett & Platt, Inc.	30,778	700,507
Lennar Corp., Class A	33,860	520,767
Newell Rubbermaid, Inc.	58,394	1,039,997
Pulte Group, Inc. (b)	70,726	619,560
Stanley Black & Decker, Inc.	34,887	2,137,875
Whirlpool Corp.	15,905	1,287,669

		9,014,046

Household Products — 2.3%
Clorox Co.	29,102	1,942,849
Colgate-Palmolive Co.	101,863	7,829,190
Kimberly-Clark Corp.	85,819	5,582,526
The Procter & Gamble Co.	594,978	35,680,831

		51,035,396

IT Services — 3.1%
Automatic Data Processing, Inc. (a)	103,161	4,335,857
Cognizant Technology Solutions Corp. (b)	63,055	4,065,156
Computer Sciences Corp.	32,349	1,488,054
Fidelity National Information Services, Inc.	55,295	1,500,153
Fiserv, Inc. (b)	31,437	1,691,939
International Business Machines Corp.	264,367	35,462,189
MasterCard, Inc., Class A	20,284	4,543,616
Paychex, Inc.	67,350	1,851,452

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

IT Services (concluded)
SAIC, Inc. (b)	61,696	$985,902
Teradata Corp. (b)	35,086	1,352,916
Total System Services, Inc.	35,216	536,692
Visa, Inc., Class A	104,141	7,733,511
The Western Union Co. (a)	138,303	2,443,814

		67,991,251

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (b)	139,810	1,586,843
Constellation Energy Group, Inc.	42,287	1,363,333
NRG Energy, Inc. (b)	52,997	1,103,398

		4,053,574

Industrial Conglomerates — 2.5%
3M Co.	149,509	12,963,925
General Electric Co.	2,241,347	36,421,889
Textron, Inc.	57,416	1,180,473
Tyco International Ltd.	104,274	3,829,984

		54,396,271

Insurance — 4.0%
ACE Ltd.	71,097	4,141,400
Aflac, Inc.	98,629	5,100,106
The Allstate Corp.	112,735	3,556,789
American International Group, Inc. (a)(b)	28,251	1,104,614
Aon Corp.	56,753	2,219,610
Assurant, Inc.	22,334	908,994
Berkshire Hathaway, Inc. (b)	362,581	29,978,197
Chubb Corp.	65,927	3,757,180
Cincinnati Financial Corp.	34,153	985,314
Genworth Financial, Inc., Class A (b)	102,735	1,255,422
Hartford Financial Services Group, Inc.	93,087	2,136,347
Lincoln National Corp.	66,341	1,586,877
Loews Corp.	67,006	2,539,527
Marsh & McLennan Cos., Inc.	113,670	2,741,720
MetLife, Inc. (a)	189,981	7,304,769
Principal Financial Group, Inc.	67,130	1,740,010
The Progressive Corp.	140,051	2,922,864
Prudential Financial, Inc.	97,978	5,308,448
Torchmark Corp.	16,906	898,385
The Travelers Cos., Inc.	98,498	5,131,746
UnumProvident Corp.	68,597	1,519,424
XL Group Plc	71,646	1,551,852

		88,389,595

Internet & Catalog Retail — 0.7%
Amazon.com, Inc. (b)	74,152	11,646,313
Expedia, Inc.	43,486	1,226,740
Priceline.com, Inc. (b)	10,141	3,532,516

		16,405,569

Internet Software & Services — 1.8%
Akamai Technologies, Inc. (b)	38,068	1,910,252
eBay, Inc. (b)	242,049	5,905,996
Google, Inc., Class A (b)	52,106	27,396,814
Monster Worldwide, Inc. (b)	27,134	351,657
VeriSign, Inc. (b)	36,521	1,159,176

Common Stocks	Shares	Value

Internet Software & Services (concluded)
Yahoo! Inc. (b)	282,812	$4,007,446

		40,731,341

Leisure Equipment & Products — 0.1%
Eastman Kodak Co. (a)(b)	57,774	242,651
Hasbro, Inc.	29,297	1,304,009
Mattel, Inc.	75,439	1,769,799

		3,316,459

Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (b)	38,420	1,793,830
PerkinElmer, Inc.	25,126	581,416
Thermo Fisher Scientific, Inc. (b)	85,479	4,092,734
Waters Corp. (b)	19,345	1,369,239

		7,837,219

Machinery — 2.0%
Caterpillar, Inc. (a)	132,186	10,400,395
Cummins, Inc.	41,711	3,778,182
Danaher Corp.	112,188	4,555,955
Deere & Co.	88,835	6,198,906
Dover Corp.	39,124	2,042,664
Eaton Corp.	35,168	2,901,008
Flowserve Corp.	11,711	1,281,418
Illinois Tool Works, Inc.	105,521	4,961,597
PACCAR, Inc.	76,390	3,678,179
Pall Corp.	24,438	1,017,598
Parker Hannifin Corp.	33,761	2,365,296
Snap-On, Inc.	12,114	563,422

		43,744,620

Media — 3.0%
CBS Corp., Class B	142,722	2,263,571
Comcast Corp., Class A	588,442	10,639,031
DIRECTV, Class A (b)	181,722	7,565,087
Discovery Communications, Inc., Class A (a)(b)	59,690	2,599,500
Gannett Co., Inc.	50,115	612,907
Interpublic Group of Cos., Inc. (b)	102,638	1,029,459
The McGraw-Hill Cos., Inc.	64,772	2,141,362
Meredith Corp.	7,512	250,225
The New York Times Co., Class A (b)	24,699	191,170
News Corp., Class A	478,115	6,244,182
Omnicom Group, Inc.	63,119	2,491,938
Scripps Networks Interactive	18,828	895,836
Time Warner Cable, Inc.	74,450	4,019,556
Time Warner, Inc.	235,742	7,225,492
Viacom, Inc., Class B	127,470	4,613,139
Walt Disney Co. (a)	400,928	13,274,726
The Washington Post Co., Class B	1,234	492,872

		66,550,053

Metals & Mining — 1.1%
AK Steel Holding Corp.	23,183	320,157
Alcoa, Inc.	214,335	2,595,597
Allegheny Technologies, Inc. (a)	20,644	958,914
Cliffs Natural Resources, Inc.	28,380	1,814,050
Freeport-McMoRan Copper & Gold, Inc., Class B	98,583	8,418,002

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining (concluded)
Newmont Mining Corp.	103,233	$6,484,065
Nucor Corp.	66,096	2,524,867
Titanium Metals Corp. (b)	19,062	380,477
United States Steel Corp. (a)	30,046	1,317,217

		24,813,346

Multi-Utilities — 1.4%
Ameren Corp.	50,047	1,421,335
CMS Energy Corp.	48,244	869,357
CenterPoint Energy, Inc.	88,650	1,393,578
Consolidated Edison, Inc.	59,208	2,855,010
DTE Energy Co.	35,342	1,623,258
Dominion Resources, Inc.	123,620	5,397,249
Integrys Energy Group, Inc.	16,126	839,520
NiSource, Inc.	58,633	1,020,214
PG&E Corp.	81,854	3,717,809
Public Service Enterprise Group, Inc.	105,977	3,505,719
SCANA Corp.	23,562	950,020
Sempra Energy	51,850	2,789,530
TECO Energy, Inc.	45,138	781,790
Wisconsin Energy Corp.	24,454	1,413,441
Xcel Energy, Inc.	96,530	2,217,294

		30,795,124

Multiline Retail — 0.8%
Big Lots, Inc. (b)	15,758	523,953
Family Dollar Stores, Inc.	27,815	1,228,310
JCPenney Co., Inc.	49,530	1,346,225
Kohl’s Corp. (b)	64,535	3,399,704
Macy’s, Inc.	88,574	2,045,174
Nordstrom, Inc.	35,398	1,316,806
Sears Holdings Corp. (a)(b)	9,256	667,728
Target Corp.	151,183	8,079,220

		18,607,120

Office Electronics — 0.1%
Xerox Corp.	290,069	3,002,214

Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	103,709	5,916,598
Apache Corp.	76,340	7,462,998
Cabot Oil & Gas Corp., Class A	21,851	657,934
Chesapeake Energy Corp.	137,212	3,107,852
Chevron Corp.	421,416	34,155,767
ConocoPhillips	310,889	17,854,355
Consol Energy, Inc.	47,282	1,747,543
Denbury Resources, Inc. (b)	83,765	1,331,026
Devon Energy Corp.	91,155	5,901,375
EOG Resources, Inc.	53,111	4,937,730
El Paso Corp.	147,925	1,831,311
Exxon Mobil Corp. (d)	1,067,237	65,944,574
Hess Corp.	61,234	3,620,154
Marathon Oil Corp.	148,749	4,923,592
Massey Energy Co.	21,397	663,735
Murphy Oil Corp.	40,233	2,491,227
Noble Energy, Inc.	36,645	2,751,673
Occidental Petroleum Corp.	170,262	13,331,515
Peabody Energy Corp.	56,412	2,764,752
Pioneer Natural Resources Co.	24,313	1,581,074
QEP Resources, Inc.	36,735	1,107,193
Range Resources Corp.	33,552	1,279,338

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Southwestern Energy Co. (b)	72,554	$2,426,206
Spectra Energy Corp.	135,756	3,061,298
Sunoco, Inc.	25,256	921,844
Tesoro Corp.	29,967	400,359
Valero Energy Corp.	118,826	2,080,643
Williams Cos., Inc.	122,654	2,343,918

		196,597,584

Paper & Forest Products — 0.2%
International Paper Co.	91,519	1,990,538
MeadWestvaco Corp.	35,781	872,341
Weyerhaeuser Co. (a)	112,299	1,769,831

		4,632,710

Personal Products — 0.2%
Avon Products, Inc.	89,901	2,886,721
The Estée Lauder Cos., Inc., Class A	23,953	1,514,548

		4,401,269

Pharmaceuticals — 5.9%
Abbott Laboratories	323,862	16,918,551
Allergan, Inc.	64,494	4,290,786
Bristol-Myers Squibb Co.	359,438	9,744,364
Eli Lilly & Co.	212,657	7,768,360
Forest Laboratories, Inc. (b)	59,834	1,850,666
Johnson & Johnson (a)	577,459	35,779,360
King Pharmaceuticals, Inc. (b)	52,022	518,139
Merck & Co, Inc.	645,056	23,744,511
Mylan, Inc. (a)	64,883	1,220,449
Pfizer, Inc.	1,685,055	28,932,394
Watson Pharmaceuticals, Inc. (b)	22,471	950,748

		131,718,328

Professional Services — 0.1%
Dun & Bradstreet Corp.	10,443	774,244
Equifax, Inc.	26,202	817,502
Robert Half International, Inc.	31,122	809,172

		2,400,918

Real Estate Investment Trusts (REITs) — 1.4%
Apartment Investment & Management Co., Class A	24,413	521,950
AvalonBay Communities, Inc.	17,863	1,856,502
Boston Properties, Inc.	29,223	2,429,016
Equity Residential	59,444	2,827,751
HCP, Inc.	65,089	2,341,902
Health Care REIT, Inc.	27,015	1,278,890
Host Marriott Corp.	138,320	2,002,874
Kimco Realty Corp.	85,312	1,343,664
Plum Creek Timber Co., Inc. (a)	34,035	1,201,435
ProLogis	100,176	1,180,073
Public Storage	29,282	2,841,525
Simon Property Group, Inc. (a)	61,382	5,692,567
Ventas, Inc.	33,003	1,701,965
Vornado Realty Trust	34,036	2,911,099

		30,131,213

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (b)	60,658	1,108,828

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Road & Rail — 0.8%
CSX Corp.	79,602	$4,403,583
Norfolk Southern Corp.	77,205	4,594,470
Ryder System, Inc.	10,976	469,443
Union Pacific Corp.	104,308	8,532,394

		17,999,890

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)(b)	119,254	847,896
Altera Corp.	64,429	1,943,179
Analog Devices, Inc.	62,472	1,960,371
Applied Materials, Inc.	280,111	3,271,697
Broadcom Corp., Class A	93,914	3,323,616
First Solar, Inc. (b)	11,287	1,663,139
Intel Corp.	1,167,023	22,441,852
KLA-Tencor Corp.	35,074	1,235,657
LSI Corp. (b)	136,591	622,855
Linear Technology Corp.	46,940	1,442,466
MEMC Electronic Materials, Inc. (a)(b)	47,463	565,759
Microchip Technology, Inc. (a)	38,939	1,224,632
Micron Technology, Inc. (b)	179,463	1,293,928
National Semiconductor Corp.	50,400	643,608
Novellus Systems, Inc. (b)	19,000	505,020
Nvidia Corp. (b)	120,226	1,404,240
Teradyne, Inc. (b)	38,501	428,901
Texas Instruments, Inc.	250,510	6,798,841
Xilinx, Inc.	54,255	1,443,726

		53,061,383

Software — 3.8%
Adobe Systems, Inc. (b)	110,019	2,876,997
Autodesk, Inc. (b)	47,620	1,522,411
BMC Software, Inc. (b)	37,454	1,516,138
CA, Inc.	81,182	1,714,564
Citrix Systems, Inc. (b)	39,169	2,672,893
Compuware Corp. (b)	47,528	405,414
Electronic Arts, Inc. (b)	69,443	1,140,949
Intuit, Inc. (b)	59,226	2,594,691
McAfee, Inc. (b)	31,830	1,504,286
Microsoft Corp.	1,596,160	39,089,958
Novell, Inc. (b)	73,955	441,511
Oracle Corp.	811,254	21,782,170
Red Hat, Inc. (b)	39,577	1,622,657
Salesforce.com, Inc. (b)	24,490	2,737,982
Symantec Corp. (b)	165,442	2,509,755

		84,132,376

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	18,495	727,223
AutoNation, Inc. (a)(b)	13,147	305,668
AutoZone, Inc. (b)	6,015	1,376,894
Bed Bath & Beyond, Inc. (b)	55,252	2,398,489
Best Buy Co., Inc. (a)	72,506	2,960,420
CarMax, Inc. (b)	46,905	1,306,773
GameStop Corp., Class A (b)	31,494	620,747
The Gap, Inc.	92,173	1,718,105
Home Depot, Inc.	349,012	11,056,700
Limited Brands, Inc.	55,518	1,486,772
Lowe’s Cos., Inc.	294,112	6,555,756
O’Reilly Automotive, Inc. (b)	29,097	1,547,960
Office Depot, Inc. (b)	59,248	272,541
RadioShack Corp.	26,293	560,830

Common Stocks	Shares	Value

Specialty Retail (concluded)
Ross Stores, Inc.	25,245	$1,378,882
Staples, Inc.	152,998	3,200,718
TJX Cos., Inc.	84,002	3,749,009
Tiffany & Co. (a)	26,443	1,242,557
Urban Outfitters, Inc. (b)	26,979	848,220

		43,314,264

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	62,341	2,678,169
Nike, Inc., Class B	81,005	6,491,741
Polo Ralph Lauren Corp.	13,652	1,226,769
VF Corp.	18,114	1,467,596

		11,864,275

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	110,691	1,357,072
People’s United Financial, Inc.	78,215	1,023,834

		2,380,906

Tobacco — 1.7%
Altria Group, Inc.	436,973	10,496,091
Lorillard, Inc.	31,763	2,550,887
Philip Morris International, Inc.	384,193	21,522,492
Reynolds American, Inc.	35,436	2,104,544

		36,674,014

Trading Companies & Distributors — 0.1%
Fastenal Co. (a)	30,897	1,643,411
W.W. Grainger, Inc.	12,481	1,486,612

		3,130,023

Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (b)	84,098	4,310,863
MetroPCS Communications, Inc. (b)	54,743	572,612
Sprint Nextel Corp. (b)	626,165	2,899,144

		7,782,619

Total Long-Term Investments (Cost – $1,948,486,648) – 97.7%		2,166,617,639

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(e)	8,113,211	8,113,211

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(e)(f)	$118,810	118,810,150

Total Short-Term Securities (Cost – $126,923,361) – 5.7%		126,923,361

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $2,075,410,009*) – 103.4%	$2,293,541,000
Liabilities in Excess of Other Assets – (3.4)%	(76,165,765)

Net Assets – 100.0%	$2,217,375,235

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$1,654,341,755

Gross unrealized appreciation	$811,969,775
Gross unrealized depreciation	(172,770,530)

Net unrealized appreciation	$639,199,245

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2009	Shares Purchased		Shares/ Beneficial Interest Sold		Shares/ Benefial Interest Held at September 30, 2010	Value at September 30, 2010	Realized Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,444,194	3,669,017	[1]	—		8,113,211	$8,113,211	—	$12,747
BlackRock Liquidity Series, LLC Money Market Series	$270,313,884	—		$151,503,734	[2]	$118,810,150	$118,810,150	—	$144,699
The PNC Financial Services Group, Inc.	105,339	13,906		9,106		110,139	$5,717,316	$(165,021)	$33,559

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(d)	All or a portion of security held as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

459	S&P 500 Index	Chicago Mercantile	December 2010	$25,824,101	$263,164

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	7

Schedule of Investments (concluded)	Master S&P 500 Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$2,166,617,639	—	—	$2,166,617,639
Short-Term Securities	8,113,211	$118,810,150	—	126,923,361

Total	$2,174,730,850	$118,810,150	—	$2,293,541,000

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$263,164	—	—	$263,164

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Advertising Agencies — 0.7%
Arbitron, Inc.	6,743	$188,602
Constant Contact, Inc. (a)(b)	7,173	153,717
DG FastChannel, Inc. (a)	6,324	137,547
Dex One Corp. (a)	12,523	153,782
Harte-Hanks, Inc.	9,720	113,432
National CineMedia, Inc.	13,392	239,717
QuinStreet, Inc. (a)	2,718	40,852
SuperMedia, Inc. (a)	3,269	34,553
Valassis Communications, Inc. (a)	12,423	421,016
ValueClick, Inc. (a)	20,628	269,814
Viad Corp.	5,428	104,978

		1,858,010

Aerospace — 1.4%
AAR Corp. (a)	9,797	182,812
AeroVironment, Inc. (a)	4,080	90,780
Applied Energetics, Inc. (a)	19,880	22,266
Astronics Corp. (a)	2,298	40,100
Ceradyne, Inc. (a)	6,368	148,693
Cubic Corp.	3,932	160,426
Curtiss-Wright Corp.	11,328	343,238
Ducommun, Inc.	2,779	60,527
Esterline Technologies Corp. (a)	7,371	421,842
GenCorp, Inc. (a)	15,180	74,686
Heico Corp.	7,276	332,077
Herley Industries, Inc. (a)	3,601	59,416
Kaman Corp., Class A	6,561	171,964
Kratos Defense & Security Solutions, Inc. (a)	4,474	47,648
LMI Aerospace, Inc. (a)	2,115	33,671
Ladish Co., Inc. (a)	3,963	123,368
Moog, Inc., Class A (a)	11,356	403,251
Orbital Sciences Corp. (a)	14,210	217,413
Teledyne Technologies, Inc. (a)	9,018	359,097
Triumph Group, Inc.	4,104	306,117

		3,599,392

Agriculture, Fishing & Ranching — 0.4%
The Andersons, Inc.	4,654	176,387
Cadiz, Inc. (a)	3,294	33,796
Cal-Maine Foods, Inc.	3,615	104,763
Calavo Growers, Inc.	2,786	60,400
Fresh Del Monte Produce, Inc. (a)	9,990	216,783
Limoneira Co.	2,283	45,980
Pilgrims Pride Corp. (a)	12,531	70,424
Sanderson Farms, Inc.	5,618	243,203
Seaboard Corp.	79	139,909

		1,091,645

Air Transport — 1.1%
Air Transport Services Group, Inc. (a)	13,916	84,749
AirTran Holdings, Inc. (a)	33,904	249,194
Alaska Air Group, Inc. (a)	8,848	451,514
Allegiant Travel Co. (b)	3,798	160,731
Atlas Air Worldwide Holdings, Inc. (a)	6,421	322,976
Bristow Group, Inc. (a)	9,040	326,163
Hawaiian Holdings, Inc. (a)	12,796	76,648
JetBlue Airways Corp. (a)	61,321	410,238
PHI, Inc. (a)	3,533	57,164
Pinnacle Airlines Corp. (a)	5,107	27,731

Common Stocks	Shares	Value

Air Transport (concluded)
Republic Airways Holdings, Inc. (a)	9,078	$75,166
SkyWest, Inc.	13,869	193,611
US Airways Group, Inc. (a)(b)	40,269	372,488

		2,808,373

Alternative Energy — 0.2%
Ameresco Inc., Class A (a)	2,197	26,144
Clean Energy Fuels Corp. (a)(b)	9,977	141,773
Comverge, Inc. (a)	7,042	55,350
EnerNOC, Inc. (a)(b)	4,981	156,453
Green Plains Renewable Energy (a)	4,127	49,978
Rex American Resources Corp. (a)	1,997	28,937
Syntroleum Corp. (a)	19,188	35,882
USEC, Inc. (a)	28,721	149,062

		643,579

Aluminum — 0.1%
Century Aluminum Co. (a)	16,111	212,182
Kaiser Aluminum Corp.	3,886	166,282

		378,464

Asset Management & Custodian — 0.9%
American Capital Ltd. (a)	84,706	492,142
Apollo Investment Corp.	49,245	503,776
Artio Global Investors, Inc.	7,237	110,726
Calamos Asset Management, Inc., Class A	4,781	54,981
Capital Southwest Corp.	756	68,645
Cohen & Steers, Inc. (b)	4,220	91,574
Cowen Group, Inc., Class A (a)	9,433	31,035
Diamond Hill Investments Group	641	46,793
Epoch Holding Corp.	3,651	47,025
Fifth Street Finance Corp.	13,933	155,214
Financial Engines, Inc. (a)	3,310	43,957
GAMCO Investors, Inc., Class A	1,661	63,998
Golub Capital BDC, Inc.	1,924	29,437
Harris & Harris Group, Inc. (a)	8,451	36,086
JMP Group, Inc.	4,706	28,707
MCG Capital Corp.	19,491	113,827
MVC Capital, Inc.	6,365	82,554
NGP Capital Resources Co.	5,650	51,189
National Financial Partners Corp. (a)	10,934	138,534
Oppenheimer Holdings, Inc.	2,545	71,133
THL Credit, Inc.	2,464	29,026
TICC Capital Corp.	7,212	74,644
Virtus Investment Partners, Inc. (a)	1,271	38,460
Westwood Holdings Group, Inc.	1,510	51,083

		2,454,546

Auto Parts — 0.8%
ATC Technology Corp. (a)	4,999	123,675
American Axle & Manufacturing Holdings, Inc. (a)	15,195	137,059
Amerigon, Inc. (a)	5,623	57,917
ArvinMeritor, Inc. (a)	23,503	365,237
Dana Holding Corp. (a)	35,281	434,662
Dorman Products, Inc. (a)	2,950	90,919
Exide Technologies (a)	19,514	93,472
Fuel Systems Solutions, Inc. (a)(b)	3,538	138,371
Standard Motor Products, Inc.	5,367	56,514
Stoneridge, Inc. (a)	4,113	43,228

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Parts (concluded)
Superior Industries International, Inc.	5,907	$102,073
Tenneco, Inc. (a)	14,879	431,045
U.S. Auto Parts Network, Inc. (a)	3,401	27,888

		2,102,060

Auto Services — 0.1%
Cooper Tire & Rubber Co.	15,386	302,027

Back Office Support, HR & Consulting — 1.4%
APAC Customer Services, Inc. (a)	8,048	45,552
Administaff, Inc.	5,385	145,018
The Advisory Board Co. (a)	3,906	172,450
Barrett Business Services, Inc.	2,009	30,517
CBIZ, Inc. (a)	11,970	70,982
CDI Corp.	3,119	40,297
CRA International, Inc. (a)	2,856	51,551
Compass Diversified Holdings	8,562	138,362
Corporate Executive Board Co.	8,533	269,301
CoStar Group, Inc. (a)	5,221	254,315
Diamond Management & Technology Consultants, Inc.	6,156	76,950
Dice Holdings, Inc. (a)	4,311	36,557
ExlService Holdings, Inc. (a)	3,853	74,941
Forrester Research, Inc. (a)	3,676	121,602
GP Strategies Corp. (a)	4,255	38,678
Heidrick & Struggles International, Inc.	4,523	88,108
Hudson Highland Group, Inc. (a)	8,669	29,821
Huron Consulting Group, Inc. (a)	5,607	123,298
ICF International, Inc. (a)	4,311	108,077
Kelly Services, Inc., Class A (a)	6,879	80,691
Kforce, Inc. (a)	7,697	105,603
Korn/Ferry International (a)	11,566	191,302
LECG Corp. (a)	9,818	10,800
Liquidity Services, Inc. (a)	3,649	58,420
LoopNet, Inc. (a)	5,133	60,775
MAXIMUS, Inc.	4,386	270,090
Navigant Consulting, Inc. (a)	12,631	146,898
On Assignment, Inc. (a)	9,252	48,573
Resources Connection, Inc.	11,754	161,735
SFN Group, Inc. (a)	13,488	81,063
SYKES Enterprises, Inc. (a)	10,315	140,078
TeleTech Holdings, Inc. (a)	7,605	112,858
TrueBlue, Inc. (a)	10,980	149,877
Volt Information Sciences, Inc. (a)	4,122	29,678

		3,564,818

Banks: Diversified — 5.7%
1st Source Corp.	3,912	67,912
1st United BanCorp., Inc. (a)	5,635	36,233
Alliance Financial Corp.	1,273	38,483
American National Bankshares, Inc.	1,631	35,784
Ameris Bancorp (a)	6,203	57,998
Ames National Corp.	2,078	41,435
Arrow Financial Corp.	2,576	64,607
Bancfirst Corp.	1,673	67,690
Banco Latinoamericana De Comercio Exterior SA	7,058	101,988
The Bancorp, Inc. (a)	5,578	37,317
Bancorp Rhode Island, Inc.	941	26,282

Common Stocks	Shares	Value

Banks: Diversified (continued)
Bank of Marin Bancorp	1,409	$45,426
Bank of the Ozarks, Inc.	3,183	118,057
Boston Private Financial Holdings, Inc.	18,844	123,240
Bridge Bancorp, Inc.	1,661	41,508
Bryn Mawr Bank Corp.	2,485	42,792
CNB Financial Corporation	3,286	45,183
CVB Financial Corp. (b)	22,407	168,277
Camden National Corp.	1,932	66,944
Capital City Bank Group, Inc. (b)	3,039	36,894
Cardinal Financial Corp.	7,445	71,546
Cathay General Bancorp	19,839	235,886
Center Financial Corp. (a)	9,208	46,869
Centerstate Banks, Inc.	6,720	57,658
Chemical Financial Corp.	6,132	126,564
Citizens & Northern Corp.	3,122	40,586
Citizens Banking Corp. (a)	119,962	108,098
City Holding Co.	3,927	120,441
CoBiz Financial, Inc.	8,417	46,799
Columbia Banking System, Inc.	9,705	190,703
Community Bank System, Inc.	8,116	186,749
Community Trust Bancorp, Inc.	3,487	94,463
Danvers Bancorp, Inc.	4,678	71,714
Eagle Bancorp, Inc. (a)	4,253	48,824
Enterprise Financial Services Corp.	3,708	34,484
F.N.B. Corp.	28,318	242,402
Financial Institutions, Inc.	3,012	53,192
First Bancorp, Inc.	2,554	35,322
First Bancorp, North Carolina	4,115	56,046
First Busey Corp. (b)	13,769	62,649
First Commonwealth Financial Corp.	26,188	142,725
First Community Bancshares, Inc.	4,244	54,748
First Financial Bancorp	14,461	241,209
First Financial Bankshares, Inc.	5,090	239,179
First Financial Corp.	2,892	85,314
First Interstate Bancsystem, Inc./MT	3,533	47,554
First Merchants Corp.	6,818	52,021
First Midwest Bancorp, Inc.	18,674	215,311
The First of Long Island Corp.	1,762	44,015
First South Bancorp, Inc.	2,370	23,510
FirstMerit Corp.	26,692	488,997
German American Bancorp, Inc.	2,966	50,897
Glacier Bancorp, Inc.	18,003	262,844
Greene County Bancshares, Inc. (a)	2,897	19,671
Hancock Holding Co.	7,173	215,692
Heartland Financial USA, Inc.	3,401	52,341
Home Bancshares, Inc.	5,537	112,512
Hudson Valley Holding Corp.	3,016	58,872
IBERIABANK Corp.	6,547	327,219
Independent Bank Corp./MA	5,291	119,153
International Bancshares Corp.	13,280	224,299
Investors Bancorp, Inc. (a)	11,917	141,097
Lakeland Bancorp, Inc.	5,312	44,780
Lakeland Financial Corp.	4,087	76,263
MB Financial, Inc.	13,404	217,413
MainSource Financial Group, Inc.	5,242	40,049
Merchants Bancshares, Inc.	1,312	32,721
Meridian Interstate Bancorp, Inc. (a)	2,629	27,710
Metro Bancorp, Inc. (a)	3,702	38,464

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks: Diversified (continued)
Midsouth Bancorp, Inc.	2,164	$30,621
NBT Bancorp, Inc.	8,605	189,912
Nara Bancorp, Inc. (a)	10,038	70,868
National Bankshares, Inc.	1,803	46,517
National Penn Bancshares, Inc.	31,758	198,488
Old National Bancorp	21,863	229,562
Oriental Financial Group	11,615	154,480
Orrstown Financial Service, Inc.	1,867	43,240
Pacific Continental Corp.	4,689	42,435
PacWest Bancorp	7,717	147,086
Park National Corp. (b)	3,084	197,499
Peapack-Gladstone Financial Corp.	2,883	33,962
Penns Woods Bancorp, Inc.	1,114	36,818
Peoples Bancorp, Inc.	2,840	35,131
Pinnacle Financial Partners, Inc. (a)	8,731	80,238
PrivateBancorp, Inc.	12,972	147,751
Prosperity Bancshares, Inc.	11,493	373,178
Provident Financial Services, Inc.	15,020	185,647
Renasant Corp.	6,616	100,629
Republic Bancorp, Inc., Class A	2,465	52,085
Rockville Financial, Inc.	2,246	25,807
Roma Financial Corp.	2,249	23,682
S&T Bancorp, Inc. (b)	6,198	107,969
SCBT Financial Corp.	3,167	98,779
SVB Financial Group (a)	10,288	435,388
SY Bancorp, Inc.	2,929	72,698
Sandy Spring Bancorp, Inc.	6,033	93,512
Sierra Bancorp	2,644	32,653
Signature Bank (a)	10,117	392,944
Simmons First National Corp., Class A	4,278	120,939
Southside Bancshares, Inc.	4,240	80,094
Southwest Bancorp, Inc.	4,977	64,552
State Bancorp, Inc.	4,312	38,722
StellarOne Corp.	5,874	74,717
Sterling Bancorp	7,118	61,855
Sterling Bancshares, Inc.	22,857	122,742
Suffolk Bancorp	2,560	64,819
Susquehanna Bancshares, Inc.	32,548	274,705
Taylor Capital Group, Inc. (a)	2,613	29,971
Texas Capital Bancshares, Inc. (a)	9,090	156,984
Tompkins Trustco, Inc.	1,975	78,329
Tower Bancorp, Inc.	1,488	30,162
Towne Bank (b)	6,147	91,959
Trico Bancshares	3,626	55,732
TrustCo Bank Corp. NY	19,155	106,502
Trustmark Corp.	15,684	340,970
UMB Financial Corp.	7,765	275,735
Umpqua Holdings Corp.	28,573	324,018
Union First Market Bankshares Corp.	4,656	60,807
United Bankshares, Inc. (b)	9,663	240,512
United Community Banks, Inc. (a)	26,229	58,753
Univest Corp. of Pennsylvania	4,312	75,288
Virginia Commerce Bancorp (a)	5,599	27,211
Washington Banking Co.	3,981	55,177
Washington Trust Bancorp, Inc.	3,629	69,386
Webster Financial Corp.	16,264	285,596
WesBanco, Inc.	5,804	94,837
West Bancorp., Inc. (a)	4,227	26,630
West Coast Bancorp (a)	24,788	56,517

Common Stocks	Shares	Value

Banks: Diversified (concluded)
Westamerica Bancorp. (b)	7,062	$384,808
Western Alliance Bancorp (a)	16,352	109,558
Whitney Holding Corp.	24,240	198,041
Wilshire Bancorp, Inc.	5,264	34,427
Wintrust Financial Corp.	7,768	251,761

		14,994,020

Banks: Savings, Thrift & Mortgage Lending — 1.1%
Abington Bancorp, Inc.	5,676	59,825
Astoria Financial Corp.	21,549	293,713
Bank Mutual Corp.	12,544	65,103
BankFinancial Corp.	5,050	46,309
Beneficial Mutual Bancorp, Inc. (a)	8,888	79,725
Berkshire Hills Bancorp, Inc.	3,820	72,427
BofI Holding, Inc. (a)	2,218	26,328
Brookline Bancorp, Inc.	14,800	147,704
Dime Community Bancshares, Inc.	6,719	93,058
ESB Financial Corp.	2,554	35,552
ESSA Bancorp, Inc.	3,641	43,109
First Financial Holdings, Inc.	4,263	47,490
Flagstar BanCorp., Inc. (a)	11,589	21,092
Flushing Financial Corp.	7,993	92,399
Great Southern Bancorp, Inc.	2,691	58,583
Heritage Financial Corp. (a)	2,621	36,694
Home Bancorp, Inc. (a)	2,132	28,526
Home Federal Bancorp, Inc.	4,516	54,960
Kearny Financial Corp.	3,744	33,060
NewAlliance Bancshares, Inc.	26,227	330,985
Northfield Bancorp, Inc.	4,583	49,588
Northwest Bancshares, Inc.	27,291	305,386
OceanFirst Financial Corp.	3,666	44,982
Ocwen Financial Corp. (a)	18,713	189,750
OmniAmerican Bancorp, Inc. (a)	3,046	34,328
Oritani Financial Corp.	13,934	139,061
Provident New York Bancorp	10,203	85,603
Territorial BanCorp., Inc.	3,203	53,907
United Financial Bancorp, Inc.	4,629	62,538
ViewPoint Financial Group	3,964	36,667
WSFS Financial Corp.	1,549	58,103
Westfield Financial, Inc.	8,079	63,016

		2,789,571

Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	2,111	141,163

Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,168	61,822
Farmer Bros. Co.	2,052	32,832
Heckmann Corp. (a)	23,664	92,290
National Beverage Corp.	2,802	39,228
Peet’s Coffee & Tea, Inc. (a)	2,937	100,533

		326,705

Biotechnology — 3.4%
AMAG Pharmaceuticals, Inc. (a)	5,453	93,846
AVI BioPharma, Inc. (a)	29,393	54,083
Accelrys, Inc. (a)	14,448	100,558
Acorda Therapeutics, Inc. (a)	9,756	322,143
Affymax, Inc. (a)	5,315	31,624
Albany Molecular Research, Inc. (a)	5,877	37,495
Allos Therapeutics, Inc. (a)	20,218	95,429

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology (continued)
Alnylam Pharmaceuticals, Inc. (a)	9,465	$116,230
Arena Pharmaceuticals, Inc. (a)(b)	28,404	44,594
Ariad Pharmaceuticals, Inc. (a)	27,982	106,891
Arqule, Inc. (a)	11,067	56,995
Array Biopharma, Inc. (a)	14,465	46,722
BioMimetic Therapeutics, Inc. (a)	5,154	58,756
Biosante Pharmaceuticals, Inc. (a)	18,204	30,583
Biotime, Inc. (a)	5,527	26,253
Celera Corp. (a)	20,490	138,103
Celldex Therapeutics, Inc. (a)	8,602	34,408
Cepheid, Inc. (a)	15,019	281,005
Chelsea Therapeutics International, Inc. (a)	7,694	39,393
Clinical Data, Inc. (a)	2,840	47,911
Cubist Pharmaceuticals, Inc. (a)	14,581	341,050
Curis, Inc. (a)	23,604	32,337
Cypress Bioscience, Inc. (a)	9,805	37,749
Cytokinetics, Inc. (a)	12,738	33,628
Cytori Therapeutics, Inc. (a)	10,573	51,702
CytRx Corp. (a)	37,640	28,226
Dyax Corp. (a)	23,686	56,136
Dynavax Technologies Corp. (a)	17,867	32,339
Emergent Biosolutions, Inc. (a)	4,841	83,556
Enzo Biochem, Inc. (a)	9,003	34,211
Enzon Pharmaceuticals, Inc. (a)	12,903	145,159
Exact Sciences Corp. (a)	9,062	65,609
Exelixis, Inc. (a)	28,293	110,909
Furiex Pharmaceuticals, Inc. (a)	2,281	25,730
Genomic Health, Inc. (a)	3,508	46,867
Geron Corp. (a)(b)	25,392	140,418
Halozyme Therapeutics, Inc. (a)	18,146	139,906
Idenix Pharmaceuticals, Inc. (a)	10,319	31,989
ImmunoGen, Inc. (a)	17,771	111,424
Immunomedics, Inc. (a)(b)	18,022	58,031
Incyte Corp. (a)	22,001	351,796
Inhibitex, Inc. (a)	12,947	23,305
Inovio Pharmaceuticals Inc. (a)	21,433	26,791
InterMune, Inc. (a)	11,401	155,282
Kensey Nash Corp. (a)	1,854	53,562
Keryx Biopharmaceuticals, Inc. (a)	12,865	61,881
Lexicon Genetics, Inc. (a)	52,043	83,269
Ligand Pharmaceuticals, Inc., Class B (a)	30,559	48,283
MannKind Corp. (a)(b)	16,760	113,298
Martek Biosciences Corp. (a)	8,305	187,942
Maxygen, Inc. (a)	7,907	45,782
Medivation, Inc. (a)(b)	8,764	113,932
Metabolix, Inc. (a)	6,982	87,834
Micromet, Inc. (a)	20,315	136,517
Momenta Pharmaceuticals, Inc. (a)	10,036	151,042
NPS Pharmaceuticals, Inc. (a)	15,743	107,682
Nabi Biopharmaceuticals (a)	11,908	57,158
Nektar Therapeutics (a)	23,600	348,572
Neuralstem, Inc. (a)	11,010	27,745
Neurocrine Biosciences, Inc. (a)	12,605	76,386
Neurogesx, Inc. (a)	3,644	25,180
Novavax, Inc. (a)	23,185	50,775
Omeros Corp. (a)	4,790	34,919
Onyx Pharmaceuticals, Inc. (a)	15,606	411,686
Opko Health, Inc. (a)	22,955	51,419
Orexigen Therapeutics, Inc. (a)	7,821	46,379

Common Stocks	Shares	Value

Biotechnology (concluded)
Osiris Therapeutics, Inc. (a)	4,623	$33,655
PDL BioPharma, Inc.	35,297	185,662
Peregrine Pharmaceuticals, Inc. (a)	14,342	20,796
Pharmasset, Inc. (a)	7,528	222,076
Progenics Pharmaceuticals, Inc. (a)	7,728	39,026
Pure Bioscience (a)	9,330	21,552
RTI Biologics, Inc. (a)	14,802	38,929
Rigel Pharmaceuticals, Inc. (a)	13,246	111,399
Sangamo Biosciences, Inc. (a)	12,393	42,508
Savient Pharmaceuticals, Inc. (a)	16,873	385,886
Seattle Genetics, Inc. (a)	21,095	327,605
Sequenom, Inc. (a)	18,907	132,538
StemCells, Inc. (a)(b)	39,100	32,453
Targacept, Inc. (a)	6,150	137,391
Theravance, Inc. (a)	15,783	317,238
Vanda Pharmaceuticals, Inc. (a)	7,005	46,793
ViroPharma, Inc. (a)	19,369	288,792
ZIOPHARM Oncology, Inc. (a)	12,438	46,643
Zalicus, Inc.	17,912	23,286
ZymoGenetics, Inc. (a)	13,340	130,065

		8,832,708

Building Materials — 0.9%
Acuity Brands, Inc.	10,781	476,951
Ameron International Corp.	2,306	156,716
Builders FirstSource, Inc. (a)	12,175	27,759
Gibraltar Industries, Inc. (a)	8,177	73,430
Griffon Corp. (a)	11,160	136,040
Headwaters, Inc. (a)	15,442	55,591
LSI Industries, Inc.	5,533	35,522
Louisiana-Pacific Corp. (a)	31,840	241,029
NCI Building Systems, Inc. (a)	5,076	48,374
Quanex Building Products Corp.	9,438	162,994
Simpson Manufacturing Co., Inc.	9,894	255,067
Texas Industries, Inc.	5,225	164,692
Trex Co., Inc. (a)	4,024	76,738
Watsco, Inc.	6,847	381,241

		2,292,144

Building: Climate Control — 0.1%
Aaon, Inc.	3,204	75,358
Comfort Systems USA, Inc.	9,675	103,813
Interline Brands, Inc. (a)	8,222	148,325

		327,496

Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	11,518	167,817

Cable Television Services — 0.1%
Knology, Inc. (a)	7,767	104,311
Mediacom Communications Corp., Class A (a)	10,325	68,248

		172,559

Casinos & Gambling — 0.3%
Ameristar Casinos, Inc.	6,925	120,841
Boyd Gaming Corp. (a)	13,973	101,304
Isle of Capri Casinos, Inc. (a)	4,441	31,798
Monarch Casino & Resort, Inc. (a)	2,571	28,821
Multimedia Games, Inc. (a)	7,612	28,164
Pinnacle Entertainment, Inc. (a)	15,194	169,413
Scientific Games Corp., Class A (a)	16,464	159,701

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Casinos & Gambling (concluded)
Shuffle Master, Inc. (a)	13,431	$112,955

		752,997

Chemicals: Diversified — 1.5%
Aceto Corp.	6,496	44,108
American Vanguard Corp.	5,145	31,796
Arch Chemicals, Inc.	5,575	195,627
Georgia Gulf Corp. (a)	8,336	136,210
Hawkins, Inc. (b)	2,222	78,703
Innophos Holdings, Inc.	5,430	179,733
KMG Chemicals, Inc.	1,598	22,516
LSB Industries, Inc. (a)	4,444	82,525
Landec Corp. (a)	6,860	42,601
OM Group, Inc. (a)	7,755	233,580
Olin Corp.	19,674	396,628
Omnova Solutions, Inc. (a)	11,532	82,915
PolyOne Corp. (a)	23,145	279,823
Rockwood Holdings, Inc. (a)	12,979	408,449
Schulman A, Inc.	7,908	159,346
Sensient Technologies Corp.	12,359	376,826
Solutia, Inc. (a)	30,262	484,797
TPC Group, Inc. (a)	1,941	46,235
W.R. Grace & Co. (a)	18,114	506,105
Westlake Chemical Corp.	4,847	145,071

		3,933,594

Chemicals: Specialty — 0.5%
Balchem Corp.	7,159	220,927
Calgon Carbon Corp. (a)	14,160	205,320
Kraton Performance Polymers, Inc. (a)	2,860	77,649
NewMarket Corp.	2,532	287,838
Polypore International, Inc. (a)	5,481	165,307
Quaker Chemical Corp.	2,748	89,475
Senomyx, Inc. (a)	10,084	40,134
Stepan Co.	1,966	116,210
Zep, Inc.	5,432	94,734

		1,297,594

Coal — 0.3%
Cloud Peak Energy, Inc. (a)	7,903	144,230
International Coal Group, Inc. (a)	33,137	176,289
James River Coal Co. (a)	6,921	121,325
L&L Energy, Inc. (a)	4,526	36,298
Patriot Coal Corp. (a)	19,770	225,576

		703,718

Commercial Finance & Mortgage Companies — 0.1%
Asta Funding, Inc.	2,610	19,914
Federal Agricultural Mortgage Corp., Class B	2,525	27,321
Medallion Financial Corp.	4,418	34,416
NewStar Financial, Inc. (a)	7,317	54,219

		135,870

Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	12,804	108,578
CAI International, Inc. (a)	2,474	37,530
Electro Rent Corp.	4,307	57,197
H&E Equipment Services, Inc. (a)	7,101	56,595
Marlin Business Services, Inc. (a)	2,283	27,396

Common Stocks	Shares	Value

Commercial Services: Rental & Leasing (concluded)
McGrath RentCorp	5,988	$143,413
Mobile Mini, Inc. (a)	9,196	141,067
PHH Corp. (a)	13,976	294,334
RSC Holdings, Inc. (a)	12,781	95,346
TAL International Group, Inc.	4,153	100,586
United Rentals, Inc. (a)	15,296	226,993

		1,289,035

Commercial Vehicles & Parts — 0.2%
Commercial Vehicle Group, Inc. (a)	6,519	66,364
Force Protection, Inc. (a)	17,567	88,538
Miller Industries, Inc.	2,710	36,666
Modine Manufacturing Co. (a)	11,590	150,322
Rush Enterprises, Inc., Class A (a)	8,160	125,175
Spartan Motors, Inc.	8,494	39,412
Wabash National Corp. (a)	15,425	124,788

		631,265

Communications Technology — 3.1%
AboveNet, Inc. (a)	5,549	289,048
Acme Packet, Inc. (a)	10,907	413,812
Adtran, Inc.	15,491	546,832
Anaren, Inc. (a)	3,833	64,356
Anixter International, Inc. (a)	6,969	376,256
Aruba Networks, Inc. (a)	19,264	411,094
Aviat Networks, Inc. (a)	15,497	63,383
Bel Fuse, Inc.	2,719	56,610
BigBand Networks, Inc. (a)	13,752	39,056
Black Box Corp.	4,427	141,930
Comtech Telecommunications Corp. (a)	7,197	196,838
Digi International, Inc. (a)	6,401	60,746
DigitalGlobe, Inc. (a)	6,860	208,544
EMS Technologies, Inc. (a)	4,079	75,992
Echelon Corp. (a)	8,622	73,718
Emulex Corp. (a)	20,339	212,339
Extreme Networks, Inc. (a)	23,849	74,170
Finisar Corp. (a)	18,865	354,473
GSI Technology, Inc. (a)	4,937	28,289
GeoEye, Inc. (a)	5,571	225,514
Globecomm Systems, Inc. (a)	5,376	44,997
Harmonic, Inc. (a)	24,280	167,046
Hughes Communications, Inc. (a)	2,382	64,910
Infinera Corp. (a)	22,185	258,899
InterDigital, Inc. (a)(b)	10,915	323,193
Ixia (a)	8,343	103,453
KVH Industries, Inc. (a)	3,757	56,393
Loral Space & Communications Ltd. (a)	2,727	142,349
NETGEAR, Inc. (a)	8,862	239,363
Network Equipment Technologies, Inc. (a)	8,165	28,169
Novatel Wireless, Inc. (a)	7,866	61,984
Oclaro, Inc. (a)	12,539	200,749
Oplink Communications, Inc. (a)	4,951	98,228
PC-Tel, Inc. (a)	4,815	29,564
Plantronics, Inc.	12,026	406,238
Riverbed Technology, Inc. (a)	15,772	718,888
SeaChange International, Inc. (a)	7,319	54,234

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Communications Technology (concluded)
Shoretel, Inc. (a)	11,679	$57,928
Sonus Networks, Inc. (a)	52,298	184,612
Sycamore Networks, Inc.	4,766	154,466
Syniverse Holdings, Inc. (a)	17,072	387,022
Tekelec (a)	17,093	221,525
Viasat, Inc. (a)	8,264	339,733

		8,256,943

Computer Services Software & Systems — 6.8%
ACI Worldwide, Inc. (a)(c)	8,532	191,031
Actuate Corp. (a)	11,601	59,745
Acxiom Corp. (a)	17,267	273,855
American Reprographics Co. (a)	9,581	75,211
American Software, Class A	5,820	34,338
ArcSight, Inc. (a)	6,211	270,551
Ariba, Inc. (a)	22,507	425,382
Art Technology Group, Inc. (a)	40,950	169,124
Aspen Technology, Inc. (a)	15,669	162,488
Avid Technology, Inc. (a)	7,713	101,117
Blackbaud, Inc.	11,311	271,916
Blackboard, Inc. (a)	8,670	312,467
Blue Coat Systems, Inc. (a)	10,501	252,654
Bottomline Technologies, Inc. (a)	7,822	120,146
CACI International, Inc., Class A (a)	7,492	339,088
CDC Corp. (a)	7,453	31,526
CSG Systems International, Inc. (a)	8,639	157,489
Ciber, Inc. (a)	16,180	48,702
CommVault Systems, Inc. (a)	10,902	283,779
Compellent Technologies, Inc. (a)	5,841	106,189
Computer Task Group, Inc. (a)	4,095	31,286
ComScore, Inc. (a)	5,822	136,933
Concur Technologies, Inc. (a)	10,039	496,328
DealerTrack Holdings, Inc. (a)	10,182	173,909
Delrek, Inc. (a)	5,271	42,221
DemandTec, Inc. (a)	5,233	49,243
Digimarc Corp. (a)	1,732	40,633
Digital River, Inc. (a)	10,029	341,387
DivX, Inc. (a)	8,502	81,024
DynaVox, Inc., Class A (a)	2,910	23,629
EPIQ Systems, Inc.	8,261	101,280
EarthLink, Inc.	27,515	250,111
Ebix, Inc. (a)(b)	6,738	158,006
Epicor Software Corp. (a)	12,795	111,317
Fortinet, Inc. (a)	10,495	262,375
Hypercom Corp. (a)	11,941	77,617
iGate Corp.	6,006	108,949
Infospace, Inc. (a)	9,483	82,123
Integral Systems, Inc. (a)	4,430	32,693
Interactive Intelligence, Inc. (a)	3,363	59,189
Internap Network Services Corp. (a)	13,736	67,444
Internet Brands, Inc., Class A (a)	7,671	101,871
Internet Capital Group, Inc. (a)	9,758	107,631
IntraLinks Holdings, Inc. (a)	2,779	46,993
JDA Software Group, Inc. (a)	10,514	266,635
KIT Digital, Inc. (a)	5,018	60,166
Kenexa Corp. (a)	5,939	104,051
Keynote Systems, Inc.	3,316	38,532
Lawson Software, Inc. (a)	34,997	296,425
Limelight Networks, Inc. (a)	12,213	71,812
Lionbridge Technologies, Inc. (a)	15,505	66,672

Common Stocks	Shares	Value

Computer Services Software & Systems (continued)
LivePerson, Inc. (a)	11,809	$99,196
LogMeIn, Inc. (a)	3,752	134,997
Magma Design Automation, Inc. (a)	13,150	48,655
Manhattan Associates, Inc. (a)	5,687	166,913
Mantech International Corp., Class A (a)	5,575	220,770
Mentor Graphics Corp. (a)	26,942	284,777
Mercury Computer Systems, Inc. (a)	6,214	74,754
MicroStrategy, Inc., Class A (a)	2,232	193,314
Moduslink Global Solutions, Inc. (a)	11,676	74,143
Monotype Imaging Holdings, Inc. (a)	5,653	51,725
NCI, Inc., Class A (a)	1,829	34,605
NIC, Inc.	14,424	119,575
NetScout Systems, Inc. (a)	7,688	157,681
NetSuite, Inc. (a)	4,572	107,762
OpenTable, Inc. (a)	3,978	270,822
Openwave Systems, Inc. (a)	21,280	36,176
Opnet Technologies, Inc.	3,514	63,779
PDF Solutions, Inc. (a)	6,099	22,566
PROS Holdings, Inc. (a)	5,020	46,586
Parametric Technology Corp. (a)	28,966	565,996
Pegasystems, Inc.	4,052	125,815
Perficient, Inc. (a)	6,048	55,279
Progress Software Corp. (a)	10,632	351,919
QLIK Technologies, Inc. (a)	3,380	74,529
Quest Software, Inc. (a)	14,941	367,399
Rackspace Hosting, Inc. (a)(b)	24,244	629,859
Radiant Systems, Inc. (a)	7,553	129,156
RealNetworks, Inc. (a)	21,836	71,185
RealPage, Inc. (a)	3,575	68,211
RightNow Technologies, Inc. (a)	5,455	107,464
SAVVIS, Inc. (a)	9,505	200,365
SRA International, Inc., Class A (a)	10,795	212,877
SS&C Technologies Holdings, Inc. (a)	3,370	53,246
SYNNEX Corp. (a)	5,566	156,627
Saba Software, Inc. (a)	7,544	41,039
Sapient Corp.	25,999	311,208
Smith Micro Software, Inc. (a)	7,979	79,311
SolarWinds, Inc. (a)	8,736	150,783
Sonic Solutions, Inc. (a)	6,613	75,256
Sourcefire, Inc. (a)	6,942	200,207
SuccessFactors, Inc. (a)	15,768	395,934
Support.com Inc. (a)	12,148	55,638
Synchronoss Technologies, Inc. (a)	5,342	95,141
Syntel, Inc.	3,305	147,073
TIBCO Software, Inc. (a)	41,505	736,299
TNS, Inc. (a)	6,566	111,294
Taleo Corp., Class A (a)	9,975	289,175
TeleCommunication Systems, Inc., Class A (a)	12,196	47,686
Terremark Worldwide, Inc. (a)	14,765	152,670
Tier Technologies, Inc., Class B (a)	3,808	21,096
Tyler Technologies, Inc. (a)	7,760	156,442
Ultimate Software Group, Inc. (a)	6,253	241,616
Unica Corp. (a)	4,391	92,123
Unisys Corp. (a)	10,619	296,270
United Online, Inc.	23,064	131,926

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Computer Services Software & Systems (concluded)
VASCO Data Security International, Inc. (a)	6,722	$43,693
VeriFone Systems, Inc. (a)	21,378	664,214
VirnetX Holding Corp.	9,075	133,221
Virtusa Corp. (a)	3,373	32,684
Wave Systems Corp., Class A (a)	21,971	49,215
Websense, Inc. (a)	10,895	193,277
Zix Corp. (a)	14,653	41,615

		17,940,112

Computer Technology — 0.8%
Cray, Inc. (a)	9,335	61,611
Hutchinson Technology, Inc. (a)	6,167	21,400
Imation Corp. (a)	8,074	75,330
Immersion Corp. (a)	7,357	43,480
Insight Enterprises, Inc. (a)	11,767	184,036
Intermec, Inc. (a)	12,596	154,427
Isilon Systems, Inc. (a)	6,671	148,630
Netezza Corp. (a)	12,872	346,900
Quantum Corp. (a)	54,143	114,783
Radisys Corp. (a)	6,507	61,296
Rimage Corp. (a)	2,500	41,100
STEC, Inc. (a)	10,056	125,197
Safeguard Scientifics, Inc. (a)	5,435	68,101
Silicon Graphics International Corp. (a)	7,885	61,188
Stratasys, Inc. (a)	5,311	147,221
Super Micro Computer, Inc. (a)	6,155	63,950
Synaptics, Inc. (a)	8,534	240,147
Xyratex Ltd. (a)	7,580	112,487

		2,071,284

Construction — 0.5%
EMCOR Group, Inc. (a)	16,594	408,047
Granite Construction, Inc.	8,710	198,065
Great Lakes Dredge & Dock Corp.	15,207	88,353
Insituform Technologies, Inc., Class A (a)	9,934	240,204
Orion Marine Group, Inc. (a)	6,971	86,510
Primoris Services Corp.	5,029	32,890
Sterling Construction Co., Inc. (a)	4,080	50,510
Tutor Perini Corp. (a)	6,731	135,226

		1,239,805

Consumer Electronics — 0.2%
Audiovox Corp., Class A (a)	4,450	30,438
RealD Inc. (a)	3,658	67,636
TiVo, Inc. (a)	29,199	264,543
Universal Electronics, Inc. (a)	3,373	70,327

		432,944

Consumer Lending — 0.9%
Advance America, Cash Advance Centers, Inc.	14,088	56,775
Cash America International, Inc.	7,418	259,630
Credit Acceptance Corp. (a)	1,438	87,085
Dollar Financial Corp. (a)	6,092	127,140
Encore Capital Group, Inc. (a)	3,549	63,953
Ezcorp, Inc. (a)	11,633	233,125
First Cash Financial Services, Inc. (a)	7,643	212,093
The First Marblehead Corp. (a)	14,080	32,947

Common Stocks	Shares	Value

Consumer Lending (concluded)
MGIC Investment Corp. (a)	50,058	$462,036
MoneyGram International, Inc. (a)	23,272	56,784
Nelnet, Inc., Class A	6,632	151,740
Portfolio Recovery Associates, Inc. (a)	4,270	276,056
Student Loan Corp.	1,040	30,888
World Acceptance Corp. (a)	4,151	183,308

		2,233,560

Consumer Services:
Miscellaneous — 0.6%
Ancestry.com, Inc. (a)	4,987	113,504
Coinstar, Inc. (a)	7,915	340,266
Core-Mark Holdings Co., Inc. (a)	2,746	85,016
The Knot, Inc. (a)	7,706	70,356
Move, Inc. (a)	40,556	90,440
NutriSystem, Inc. (b)	6,672	128,369
Pre-Paid Legal Services, Inc. (a)	1,887	117,919
Sotheby’s Holdings, Inc., Class A	16,726	615,851
Steiner Leisure Ltd. (a)	3,722	141,808

		1,703,529

Containers & Packaging — 0.4%
AEP Industries, Inc. (a)	1,150	27,163
Graham Packaging Co., Inc. (a)	4,310	50,944
Graphic Packaging Holding Co. (a)	29,266	97,748
Myers Industries, Inc.	9,190	78,942
Rock-Tenn Co., Class A	9,659	481,115
Silgan Holdings, Inc.	13,277	420,881

		1,156,793

Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	6,190	123,738
Inter Parfums, Inc.	3,694	64,978
Revlon, Inc., Class A (a)	2,699	34,061

		222,777

Diversified Financial Services — 0.4%
American Physicians Service Group, Inc.	1,712	55,383
Duff & Phelps Corp.	7,049	94,950
Evercore Partners, Inc., Class A	3,867	110,635
FBR Capital Markets Corp. (a)	14,655	46,017
Gleacher & Co, Inc. (a)	20,077	32,324
Main Street Capital Corp.	3,852	61,208
MidwestOne Financial Group, Inc.	1,865	27,341
Piper Jaffray Cos. (a)	3,993	116,316
Sanders Morris Harris Group, Inc.	5,727	32,415
Stifel Financial Corp. (a)	8,512	394,020
Triangle Capital Corp.	3,201	51,152

		1,021,761

Diversified Manufacturing Operations — 0.3%
A.M. Castle & Co. (a)	4,439	58,817
Barnes Group, Inc.	12,353	217,289
Federal Signal Corp.	16,120	86,887
Lydall, Inc. (a)	4,646	34,195
OSI Systems, Inc. (a)	4,039	146,697
Raven Industries, Inc.	4,110	155,728
Standex International Corp.	3,213	77,722

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Diversified Manufacturing Operations (concluded)
Trimas Corp. (a)	3,965	$58,880

		836,215

Diversified Materials & Processing — 0.8%
Belden, Inc.	11,807	311,469
Cabot Microelectronics Corp. (a)	5,901	189,894
Clarcor, Inc.	12,484	482,257
Encore Wire Corp.	4,604	94,428
Hexcel Corp. (a)	24,106	428,846
Insteel Industries, Inc.	4,853	43,580
Koppers Holdings, Inc.	5,137	138,031
Rogers Corp. (a)	3,931	123,748
Tredegar Corp.	6,194	117,562
Uranium Energy Corp. (a)(b)	15,177	49,780

		1,979,595

Diversified Media — 0.1%
Belo Corp., Class A (a)	23,273	144,292
EW Scripps Co. (a)	8,635	68,044
Playboy Enterprises, Inc., Class B (a)	5,634	28,959

		241,295

Diversified Retail — 0.7%
99 Cents Only Stores (a)	11,554	218,140
The Bon-Ton Stores, Inc. (a)	3,066	31,181
Dillard’s, Inc., Class A	10,794	255,170
Fred’s, Inc.	10,258	121,044
GSI Commerce, Inc. (a)	16,600	410,020
Gaiam, Inc.	4,379	29,295
HSN, Inc. (a)	9,672	289,193
Overstock.com, Inc. (a)	3,818	60,019
PriceSmart, Inc.	4,130	120,307
Saks, Inc. (a)(b)	33,763	290,362
Tuesday Morning Corp. (a)	7,728	36,863

		1,861,594

Drug & Grocery Store Chains — 0.7%
Arden Group, Inc., Class A	364	30,030
Casey’s General Stores, Inc.	9,381	391,657
drugstore.com, Inc. (a)	24,853	47,718
The Great Atlantic & Pacific Tea Co., Inc. (a)(b)	8,171	32,357
Ingles Markets, Inc., Class A	3,780	62,786
Nash Finch Co.	3,189	135,660
The Pantry, Inc. (a)	5,713	137,740
PetMed Express, Inc. (b)	5,746	100,555
Rite Aid Corp. (a)	168,748	159,129
Ruddick Corp.	10,963	380,197
Spartan Stores, Inc.	5,844	84,738
Village Super Market, Inc., Class A	1,769	49,426
Weis Markets, Inc.	2,765	108,194
Winn-Dixie Stores, Inc. (a)	13,897	99,086

		1,819,273

Education Services — 0.6%
Ambassadors Group, Inc.	4,988	56,564
American Public Education, Inc. (a)	4,641	152,503
Archipelago Learning, Inc. (a)	3,223	38,579
Bridgepoint Education, Inc. (a)	5,028	77,733

Common Stocks	Shares	Value

Education Services (concluded)
Capella Education Co. (a)	4,184	$324,762
Corinthian Colleges, Inc. (a)(b)	22,509	158,013
Franklin Covey Co. (a)	3,631	28,866
Grand Canyon Education, Inc. (a)	7,829	171,690
K12, Inc. (a)	6,350	184,341
Lincoln Educational Services Corp. (a)	4,404	63,462
Renaissance Learning, Inc.	3,534	36,011
Rosetta Stone, Inc. (a)	2,630	55,861
School Specialty, Inc. (a)	4,951	64,413
Universal Technical Institute, Inc.	5,389	105,355

		1,518,153

Electronic Components — 0.6%
3D Systems Corp. (a)	4,869	76,492
Acacia Research - Acacia Technologies (a)	8,507	149,723
Checkpoint Systems, Inc. (a)	9,992	203,337
Cogent, Inc. (a)	13,056	138,916
DDi Corp.	3,367	31,111
Methode Electronics, Inc.	9,872	89,638
Microvision, Inc. (a)(b)	22,953	50,267
Multi-Fineline Electronix, Inc. (a)	2,667	58,647
NVE Corp. (a)	1,192	51,292
Park Electrochemical Corp.	5,135	135,256
ScanSource, Inc. (a)	6,810	188,909
Smart Modular Technologies WWH, Inc. (a)	13,341	80,446
TTM Technologies, Inc. (a)	20,129	197,063
Technitrol, Inc.	11,258	49,648
Universal Display Corp. (a)(b)	7,650	179,775

		1,680,520

Electronic Entertainment — 0.2%
DTS, Inc. (a)	4,346	165,887
THQ, Inc. (a)	17,766	71,419
Take-Two Interactive Software, Inc. (a)	17,755	180,036

		417,342

Electronics — 0.6%
Agilysys, Inc.	4,728	30,732
American Science & Engineering, Inc.	2,246	165,418
CPI International, Inc. (a)	2,027	28,378
Coherent, Inc. (a)	6,390	255,664
Daktronics, Inc. (b)	8,929	87,683
II-VI, Inc. (a)	6,309	235,515
IPG Photonics Corp. (a)	6,489	156,644
iRobot Corp. (a)	5,255	97,585
Newport Corp. (a)	9,345	105,972
Richardson Electronics Ltd.	3,541	37,180
Rofin-Sinar Technologies, Inc. (a)	7,062	179,234
SRS Labs Inc. (a)	2,855	26,666
Spectrum Control, Inc. (a)	3,172	46,692

		1,453,363

Energy Equipment — 0.2%
Capstone Turbine Corp. (a)	74,225	57,309
Energy Conversion Devices, Inc. (a)	10,798	54,206
Evergreen Solar, Inc. (a)(b)	60,516	44,419
FuelCell Energy, Inc. (a)(b)	24,607	30,267
GT Solar International, Inc. (a)	15,514	129,852

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Energy Equipment (concluded)
PowerSecure International, Inc. (a)	4,805	$44,494
STR Holdings, Inc. (a)	7,096	152,848

		513,395

Engineering & Contracting Services — 0.4%
Dycom Industries, Inc. (a)	10,043	100,330
Exponent, Inc. (a)	3,555	119,412
Furmamite Corp. (a)	9,394	45,843
Hill International, Inc. (a)	7,044	31,557
Layne Christensen Co. (a)	4,851	125,592
MYR Group, Inc. (a)	5,165	84,654
Mastec, Inc. (a)	13,337	137,638
Michael Baker Corp. (a)	1,966	64,799
Mistras Group, Inc. (a)	3,615	41,862
Tetra Tech, Inc. (a)	15,304	320,925
VSE Corp.	1,173	41,372

		1,113,984

Entertainment — 0.4%
Ascent Media Corp., Class A (a)	3,875	103,501
CKx, Inc. (a)	14,353	70,330
Cinemark Holdings, Inc.	14,460	232,806
Lions Gate Entertainment Corp. (a)	17,113	125,781
Live Nation, Inc. (a)	35,582	351,550
LodgeNet Interactive Corp. (a)	8,242	23,078
Rentrak Corp. (a)	2,549	64,413
Warner Music Group Corp. (a)	12,643	56,893
World Wrestling Entertainment, Inc.	6,412	89,191

		1,117,543

Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	12,868	277,820
The Brink’s Co.	11,831	272,113
G&K Services, Inc., Class A	4,702	107,488
The Geo Group, Inc. (a)	15,166	354,126
Healthcare Services Group, Inc.	10,888	248,138
Mac-Gray Corp.	3,025	36,693
Rollins, Inc.	10,519	245,934
Standard Parking Corp. (a)	4,255	72,760
Unifirst Corp.	3,539	156,247

		1,771,319

Fertilizers — 0.0%
Rentech, Inc. (a)	67,534	66,589

Financial Data & Systems — 0.8%
Advent Software, Inc. (a)	3,940	205,629
Cardtronics, Inc. (a)	6,819	105,217
Cass Information Systems, Inc.	2,097	71,948
Euronet Worldwide, Inc. (a)	12,428	223,580
Fair Isaac Corp.	10,523	259,497
Global Cash Access, Inc. (a)	12,759	52,057
Heartland Payment Systems, Inc.	9,487	144,392
Higher One Holdings, Inc. (a)	2,615	43,121
Jack Henry & Associates, Inc.	21,237	541,543
Online Resources Corp. (a)	7,311	32,461
S1 Corp. (a)	13,835	72,080
Wright Express Corp. (a)	9,649	344,566

		2,096,091

Common Stocks	Shares	Value

Foods — 1.0%
B&G Foods, Inc., Class A	12,078	$131,892
Chiquita Brands International, Inc. (a)	11,193	148,195
Diamond Foods, Inc.	5,492	225,117
Dole Food Co.,Inc. (a)	9,227	84,427
Hain Celestial Group, Inc. (a)	10,180	244,116
J&J Snack Foods Corp.	3,545	148,642
John B. Sanfilippo & Son, Inc. (a)	2,400	31,680
Lancaster Colony Corp.	4,740	225,150
Lance, Inc.	6,502	138,493
Medifast, Inc. (a)	3,316	89,963
Natures Sunshine Prods, Inc. (a)	2,607	23,307
Nutraceutical International Corp. (a)	2,499	39,209
Seneca Foods Corp. (a)	2,214	57,985
Smart Balance, Inc. (a)	16,663	64,652
Synutra International, Inc. (a)	4,827	55,752
Tootsie Roll Industries, Inc. (b)	5,968	148,484
TreeHouse Foods, Inc. (a)	8,689	400,563
United Natural Foods, Inc. (a)	10,825	358,740

		2,616,367

Forest Products — 0.1%
Deltic Timber Corp.	2,689	120,467
Universal Forest Products, Inc.	4,857	142,067

		262,534

Forms & Bulk Printing Services — 0.3%
Bowne & Co., Inc.	10,216	115,747
Consolidated Graphics, Inc. (a)	2,344	97,159
Deluxe Corp.	12,981	248,327
Ennis, Inc.	6,623	118,485
Innerworkings, Inc. (a)	6,187	40,649
M&F Worldwide Corp. (a)	2,766	67,352
Multi-Color Corp.	2,954	45,492
Schawk, Inc.	2,855	52,703

		785,914

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	2,537	19,915

Funeral Parlors & Cemeteries — 0.1%
Matthews International Corp., Class A	7,623	269,549
Stewart Enterprises, Inc., Class A (b)	20,274	109,277

		378,826

Gas Pipeline — 0.0%
Crosstex Energy, Inc.	10,747	84,901

Glass — 0.0%
Apogee Enterprises, Inc.	7,396	67,673

Gold — 0.6%
Allied Nevada Gold Corp. (a)	18,745	496,743
Capital Gold Corp. (a)	15,345	74,116
Coeur d’Alene Mines Corp. (a)	22,070	439,634
Golden Star Resources Ltd (a)	64,358	317,929
Jaguar Mining, Inc. (a)	21,040	136,760
US Gold Corp. (a)	22,618	112,411

		1,577,593

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	9

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Facilities — 0.8%
Amsurg Corp. (a)	7,713	$134,823
Assisted Living Concepts, Inc. (a)	2,540	77,318
Capital Senior Living Corp. (a)	7,030	37,470
Contiucare Corp. (a)	6,851	28,774
Emeritus Corp. (a)	5,239	89,377
The Ensign Group, Inc.	3,820	68,569
Five Star Quality Care, Inc. (a)	7,863	39,708
Hanger Orthopedic Group, Inc. (a)	6,670	96,982
HealthSouth Corp. (a)	23,525	451,680
Kindred Healthcare, Inc. (a)	9,821	127,869
LCA-Vision, Inc. (a)	4,820	26,847
MedCath Corp. (a)	5,300	53,371
National Healthcare Corp.	2,282	84,594
Psychiatric Solutions, Inc. (a)	14,167	475,303
Select Medical Holdings Corp. (a)	12,941	99,646
Skilled Healthcare Group, Inc., Class A (a)	4,370	17,174
Sun Healthcare Group, Inc. (a)	18,763	158,923
Sunrise Senior Living, Inc. (a)	14,349	49,217
US Physical Therapy, Inc. (a)	2,542	42,502

		2,160,147

Health Care Management Services — 1.1%
AMERIGROUP Corp. (a)	12,829	544,848
American Dental Partners, Inc. (a)	4,150	50,049
Bioscript, Inc. (a)	9,768	50,403
Catalyst Health Solutions, Inc. (a)	9,475	333,615
Centene Corp. (a)	12,157	286,784
Computer Programs & Systems, Inc.	2,467	105,020
HealthSpring, Inc. (a)	14,416	372,509
Magellan Health Services, Inc. (a)	8,289	391,572
MedQuist Inc. (a)	3,203	28,058
Metropolitan Health Networks, Inc. (a)	10,827	41,143
Molina Healthcare, Inc. (a)	3,929	106,044
Transcend Services, Inc. (a)	2,175	33,169
Triple-S Management Corp. (a)	5,286	89,069
Universal American Financial Corp.	8,087	119,283
WellCare Health Plans, Inc. (a)	10,599	306,947

		2,858,513

Health Care Services — 1.3%
AMN Healthcare Services, Inc. (a)	8,446	43,412
Accretive Health, Inc. (a)	2,891	31,310
Air Methods Corp. (a)	2,839	118,046
Alliance Healthcare Services, Inc. (a)	7,266	33,278
Allied Healthcare International, Inc. (a)	12,096	30,240
Almost Family, Inc. (a)	2,062	61,097
Amedisys, Inc. (a)(b)	7,162	170,456
athenahealth, Inc. (a)(b)	8,373	276,476
CardioNet, Inc. (a)	6,020	27,150
Chemed Corp.	5,638	321,197
Chindex International, Inc. (a)	3,723	56,254
Corvel Corp. (a)	1,793	76,113
Cross Country Healthcare, Inc. (a)	8,368	60,166
Gentiva Health Services, Inc. (a)	7,512	164,137
HMS Holdings Corp. (a)	6,807	401,205
Health Grades, Inc. (a)	6,882	56,364
Healthways, Inc. (a)	8,593	100,022

Common Stocks	Shares	Value

Health Care Services (concluded)
IPC The Hospitalist Co., Inc. (a)	4,032	$110,154
LHC Group, Inc. (a)	3,849	89,258
MWI Veterinary Supply, Inc. (a)	3,130	180,664
Medidata Solutions, Inc. (a)	4,917	94,406
Omnicell, Inc. (a)	8,220	107,518
PharMerica Corp. (a)	7,728	73,648
Quality Systems, Inc. (b)	4,750	314,972
RehabCare Group, Inc. (a)	6,158	124,515
Res-Care, Inc. (a)	6,280	83,336
Rural/Metro Corp. (a)	4,951	42,133
Team Health Holdings, Inc. (a)	3,915	50,543

		3,298,070

Health Care:
Miscellaneous — 0.1%
MedAssets, Inc. (a)	10,902	229,378
The Providence Service Corp. (a)	3,308	54,218

		283,596

Home Building — 0.2%
Beazer Homes USA, Inc. (a)(b)	19,013	78,524
Hovnanian Enterprises, Inc., Class A (a)(b)	13,931	54,749
M/I Homes, Inc. (a)	4,708	48,822
Meritage Homes Corp. (a)	8,080	158,529
Ryland Group, Inc.	10,938	196,009
Standard-Pacific Corp. (a)	26,768	106,269

		642,902

Hotel/Motel — 0.2%
Gaylord Entertainment Co. (a)(b)	8,645	263,672
Marcus Corp.	5,322	63,066
Morgans Hotel Group Co. (a)	6,312	46,204
Orient Express Hotels Ltd., Class A (a)	22,981	256,238

		629,180

Household Appliances — 0.0%
National Presto Industries, Inc.	1,190	126,699

Household Equipment & Products — 0.3%
American Greetings Corp., Class A	10,039	186,625
Blyth, Inc.	1,369	56,458
CSS Industries, Inc.	2,155	37,260
Central Garden & Pet Co., Class A (a)	14,401	149,194
Helen of Troy Ltd. (a)	7,766	196,402
Libbey, Inc. (a)	4,244	55,894

		681,833

Household Furnishings — 0.2%
American Woodmark Corp.	2,375	42,109
Ethan Allen Interiors, Inc.	6,138	107,169
Furniture Brands International, Inc. (a)	11,238	60,460
Hooker Furniture Corp.	2,593	30,157
Kid Brands, Inc. (a)	3,219	27,683
Kirkland’s, Inc. (a)	4,187	58,032
La-Z-Boy, Inc. (a)	12,845	108,412
Lifetime Brands, Inc. (a)	2,314	34,941
Sealy Corp. (a)(b)	13,256	32,345

10	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Furnishings (concluded)
Select Comfort Corp. (a)	14,054	$95,286

		596,594

Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	14,649	150,006
CNO Financial Group, Inc. (a)	55,223	305,935
Citizens, Inc. (a)	9,497	65,434
Delphi Financial Group, Inc., Class A	11,763	293,957
FBL Financial Group, Inc., Class A	3,429	89,085
Kansas City Life Insurance Co.	1,186	36,991
Life Partners Holdings, Inc.	1,750	33,303
National Western Life Insurance Co., Class A	575	80,891
The Phoenix Cos., Inc. (a)	29,415	61,772
Presidential Life Corp.	5,777	56,615
Primerica, Inc.	5,947	120,962

		1,294,951

Insurance: Multi-Line — 0.6%
AMBAC Financial Group, Inc. (a)(b)	66,900	37,130
Alterra Capital Holdings Ltd.	23,834	474,773
Crawford & Co., Class B (a)	8,394	20,398
eHealth, Inc. (a)	6,309	81,512
Flagstone Reinsurance Holdings SA	13,143	139,447
Horace Mann Educators Corp.	9,800	174,244
Maiden Holdings Ltd.	12,854	97,819
Pico Holdings, Inc. (a)	5,743	171,486
Platinum Underwriters Holdings Ltd.	10,093	439,247

		1,636,056

Insurance: Property-Casualty — 1.9%
American Physicians Capital, Inc.	2,033	84,288
American Safety Insurance Holdings Ltd. (a)	2,775	45,343
Amerisafe, Inc. (a)	4,659	87,496
AmTrust Financial Services, Inc.	5,475	79,497
Argo Group International Holdings Ltd.	7,815	271,493
Baldwin & Lyons, Inc., Class B	2,343	59,629
CNA Surety Corp. (a)	4,553	81,590
Donegal Group, Inc., Class A	3,350	43,785
EMC Insurance Group, Inc.	1,220	26,010
Employers Holdings, Inc.	10,651	167,966
Enstar Group Ltd. (a)	1,732	125,743
FPIC Insurance Group, Inc. (a)	2,507	87,971
First American Financial Corp.	26,065	389,411
First Mercury Financial Corp.	3,669	36,984
Global Indemnity Plc (a)	3,767	60,460
Greenlight Capital Re Ltd. (a)	7,176	179,544
Hallmark Financial Services, Inc. (a)	3,125	27,313
Harleysville Group, Inc.	2,785	91,320
Hilltop Holdings, Inc. (a)	9,915	94,986
Infinity Property & Casualty Corp.	3,282	160,063
Meadowbrook Insurance Group, Inc.	13,465	120,781
Montpelier Re Holdings Ltd.	17,816	308,573
NYMAGIC, Inc.	1,287	33,037
National Interstate Corp.	1,701	37,031

Common Stocks	Shares	Value

Insurance: Property-Casualty (concluded)
Navigators Group, Inc. (a)	3,029	$135,184
PMA Capital Corp., Class A (a)	8,115	61,187
The PMI Group, Inc. (a)	36,582	134,256
ProAssurance Corp. (a)	7,997	460,547
RLI Corp.	4,481	253,714
Radian Group, Inc.	33,542	262,298
Safety Insurance Group, Inc.	3,104	130,430
SeaBright Holdings, Inc.	5,743	46,289
Selective Insurance Group, Inc.	13,392	218,156
State Auto Financial Corp.	3,809	57,935
Stewart Information Services Corp.	4,621	52,310
Tower Group, Inc.	10,179	237,680
United Fire & Casualty Co.	5,669	120,239

		4,870,539

International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	6,515	49,188

Leisure Time — 0.6%
Callaway Golf Co.	16,244	113,708
Churchill Downs, Inc.	2,873	102,624
Interval Leisure Group, Inc. (a)	10,017	134,929
Life Time Fitness, Inc. (a)(b)	10,495	414,238
Pool Corp.	12,541	251,698
Smith & Wesson Holding Corp. (a)	15,851	56,430
Speedway Motorsports, Inc.	3,150	49,392
Steinway Musical Instruments, Inc. (a)	1,615	27,810
Sturm Ruger & Co., Inc.	5,038	68,718
Vail Resorts, Inc. (a)	9,003	337,792
West Marine, Inc. (a)	3,612	36,698

		1,594,037

Luxury Items — 0.0%
Movado Group, Inc. (a)	3,950	42,976

Machinery: Agricultural — 0.1%
Alamo Group, Inc.	1,536	34,299
Lindsay Manufacturing Co. (b)	3,160	136,891
Titan International, Inc. (b)	8,870	120,366
Titan Machinery, Inc. (a)	3,459	56,382

		347,938

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	4,914	140,197
Douglas Dynamics, Inc.	2,729	33,703
NACCO Industries, Inc., Class A	1,462	127,764

		301,664

Machinery: Engines — 0.1%
Briggs & Stratton Corp. (b)	12,538	238,347

Machinery: Industrial — 1.3%
Actuant Corp., Class A	16,989	390,067
Altra Holdings, Inc. (a)	6,738	99,251
Applied Industrial Technologies, Inc.	10,469	320,351
Chart Industries, Inc. (a)	7,390	150,460
Colfax Corp. (a)	6,257	93,042
Columbus McKinnon Corp. (a)	4,814	79,864
DXP Enterprises, Inc. (a)	2,104	39,934
EnPro Industries, Inc. (a)	5,169	161,686

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	11

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Machinery: Industrial (concluded)
Flow International Corp. (a)	12,968	$34,106
Gerber Scientific, Inc. (a)	6,528	40,278
Graham Corp.	2,580	40,042
John Bean Technologies Corp.	6,997	112,722
Kadant, Inc. (a)	3,283	62,082
MTS Systems Corp.	3,990	123,690
Middleby Corp. (a)	4,172	264,463
Nordson Corp.	8,480	624,891
Sauer-Danfoss, Inc. (a)	3,051	64,956
Tecumseh Products Co., Class A (a)	5,050	57,923
Tennant Co.	4,687	144,828
Twin Disc, Inc.	2,412	33,647
Woodward Governor Co.	15,199	492,752

		3,431,035

Machinery: Specialty — 0.1%
Albany International Corp., Class A	6,839	129,394
Cascade Corp.	2,365	75,207
Presstek, Inc. (a)	8,791	19,252
Xerium Technologies, Inc. (a)	1,921	25,319

		249,172

Machinery: Tools — 0.0%
Thermadyne Holdings Corp. (a)	2,149	30,365

Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	1,766	63,417
Skyline Corp.	1,763	35,718

		99,135

Medical & Dental Instruments & Supplies — 2.5%
AGA Medical Holdings, Inc. (a)	3,299	46,054
Abiomed, Inc. (a)	8,151	86,482
Align Technology, Inc. (a)(b)	14,742	288,648
Alphatec Holdings, Inc. (a)	13,198	28,112
American Medical Systems Holdings, Inc. (a)	18,861	369,298
AngioDynamics, Inc. (a)	6,077	92,614
Antares Pharma Inc (a)	19,365	28,079
Atrion Corp.	412	64,894
CONMED Corp. (a)	7,342	164,534
Cantel Medical Corp.	3,204	51,905
Cerus Corp. (a)	10,104	38,799
Conceptus, Inc. (a)	7,677	105,559
CryoLife, Inc. (a)	6,986	42,405
Cutera, Inc. (a)	3,601	29,168
Delcath Systems Inc. (a)(b)	11,170	80,647
Endologix, Inc. (a)	12,756	58,167
Exactech, Inc. (a)	2,225	36,312
Hansen Medical, Inc. (a)	13,638	19,502
Heartware International, Inc. (a)	2,351	161,655
ICU Medical, Inc. (a)	2,925	109,073
Immucor, Inc. (a)	17,285	342,762
Insulet Corp. (a)	10,170	143,804
Integra LifeSciences Holdings Corp. (a)	5,263	207,678
Invacare Corp.	7,302	193,576
Landauer, Inc.	2,350	147,181
MAKO Surgical Corp. (a)(b)	6,622	63,439
Medical Action Industries, Inc. (a)	3,794	34,336
Meridian Bioscience, Inc.	10,226	223,745
Merit Medical Systems, Inc. (a)	6,964	110,658

Common Stocks	Shares	Value

Medical & Dental Instruments & Supplies (concluded)
Neogen Corp. (a)	5,766	$195,179
NuVasive, Inc. (a)	9,865	346,656
OraSure Technologies, Inc. (a)	12,424	50,317
Orthofix International NV (a)	4,539	142,615
Orthovita, Inc. (a)	17,416	39,534
Owens & Minor, Inc.	15,520	441,699
PSS World Medical, Inc. (a)	14,308	305,905
Quidel Corp. (a)	5,433	59,709
Rochester Medical Corp. (a)	2,911	31,759
Staar Surgical Co. (a)	8,796	47,586
Steris Corp.	14,605	485,178
SurModics, Inc. (a)	4,733	56,417
Symmetry Medical, Inc. (a)	9,200	88,688
Synovis Life Technologies, Inc. (a)	2,804	41,920
Unilife Corp. (a)	12,596	75,954
Vascular Solutions, Inc. (a)	4,400	50,512
Volcano Corp. (a)	12,505	324,880
West Pharmaceutical Services, Inc.	8,289	284,396
Wright Medical Group, Inc. (a)	9,585	138,120
Young Innovations, Inc.	1,422	40,684

		6,616,794

Medical Equipment — 1.5%
Abaxis, Inc. (a)	5,577	128,829
Accuray, Inc. (a)	13,237	82,334
Affymetrix, Inc. (a)	18,168	82,846
Analogic Corp.	3,182	142,808
ArthroCare Corp. (a)	6,815	185,232
Bruker BioSciences Corp. (a)	17,934	251,614
Caliper Life Sciences, Inc. (a)	11,720	46,763
Cyberonics, Inc. (a)	6,923	184,706
Cynosure, Inc., Class A (a)	2,515	25,678
DexCom, Inc. (a)	14,606	193,091
Dionex Corp. (a)	4,388	379,299
Greatbatch, Inc. (a)	5,686	131,859
Haemonetics Corp. (a)	6,140	359,374
IRIS International, Inc. (a)	4,373	41,981
Luminex Corp. (a)	9,303	148,848
MELA Sciences, Inc. (a)(b)	7,014	45,731
Masimo Corp.	12,875	351,616
Merge Healthcare, Inc. (a)	13,020	37,758
Natus Medical, Inc. (a)	7,081	103,170
NxStage Medical, Inc. (a)	6,286	120,063
Palomar Medical Technologies, Inc. (a)	4,943	51,061
Sirona Dental Systems, Inc. (a)	8,282	298,483
Solta Medical, Inc. (a)	15,700	31,400
SonoSite, Inc. (a)	3,620	121,306
Spectranetic Corp. (a)	8,412	45,593
Stereotaxis, Inc. (a)	7,173	29,696
Syneron Medical Ltd. (a)	9,150	90,768
Tomotherapy, Inc. (a)	12,294	43,275
Vital Images, Inc. (a)	3,703	48,991
Zoll Medical Corp. (a)	5,389	173,903

		3,978,076

Medical Services — 0.3%
America Service Group, Inc.	2,456	36,545
Bio-Reference Labs, Inc. (a)	6,127	127,809
Clarient, Inc. (a)	14,233	48,108
eResearch Technology, Inc. (a)	12,914	96,597

12	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Medical Services (concluded)
Genoptix, Inc. (a)	4,523	$64,227
Kendle International, Inc. (a)	4,053	37,774
Parexel International Corp. (a)	14,527	336,009

		747,069

Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	2,208	54,802
Dynamic Materials Corp.	3,530	53,338
Hawk Corp., Class A (a)	1,242	53,741
Haynes International, Inc.	3,023	105,563
Kaydon Corp.	8,236	284,966
L.B. Foster Co., Class A (a)	2,652	76,749
Metals USA Holdings Corp. (a)	2,870	37,253
Mueller Industries, Inc.	9,271	245,589
Mueller Water Products, Inc., Series A	40,338	121,821
Northwest Pipe Co. (a)	2,527	44,222
RBC Bearings, Inc. (a)	5,493	186,652
RTI International Metals, Inc. (a)	7,585	232,253
Worthington Industries, Inc.	14,901	223,962

		1,720,911

Metals & Minerals: Diversified — 0.7%
AMCOL International Corp.	6,013	157,481
Brush Engineered Materials, Inc. (a)	5,070	144,191
General Moly, Inc. (a)	16,679	61,045
Globe Specialty Metals, Inc. (a)	15,552	218,350
Hecla Mining Co. (a)(b)	64,053	404,815
Minerals Technologies, Inc.	4,673	275,333
Molycorp, Inc. (a)	6,474	183,149
Oil-Dri Corp. of America	1,497	32,200
Thompson Creek Metals Co., Inc. (a)	34,771	374,831
US Energy Corp. Wyoming (a)	7,411	33,646
United States Lime & Minerals Inc. (a)	728	28,145

		1,913,186

Miscellaneous Consumer Staples — 0.0%
Spectrum Brands Holdings, Inc. (a)	4,520	122,582

Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	14,286	82,145
Electronics for Imaging, Inc. (a)	11,401	138,180
HNI Corp.	11,404	327,979
Herman Miller, Inc.	14,419	283,766
Kimball International, Inc., Class B	8,306	48,424
Knoll, Inc.	11,915	184,802
Steelcase, Inc., Class A	19,062	158,786
United Stationers, Inc. (a)	6,106	326,732

		1,550,814

Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	29,774	78,901
Vantage Drilling Co. (a)	39,120	62,592

		141,493

Common Stocks	Shares	Value

Oil Well Equipment & Services — 1.6%
Basic Energy Services, Inc. (a)	6,025	$51,333
CARBO Ceramics, Inc.	4,713	381,753
Cal Dive International, Inc. (a)	24,016	131,368
Complete Production Services, Inc. (a)	19,437	397,487
Dawson Geophysical Co. (a)	2,095	55,832
Dril-Quip, Inc. (a)	8,444	524,457
Global Industries Ltd. (a)	25,508	139,529
Golar LNG Ltd.	9,272	116,085
Gulf Island Fabrication, Inc.	3,775	68,705
Helix Energy Solutions Group, Inc. (a)	26,024	289,907
Hornbeck Offshore Services, Inc. (a)	6,005	117,037
ION Geophysical Corp. (a)	32,638	167,759
Key Energy Services, Inc. (a)	31,623	300,735
Lufkin Industries, Inc.	7,481	328,416
Matrix Service Co. (a)	6,938	60,707
Natural Gas Services Group (a)	3,095	45,713
Newpark Resources, Inc. (a)	22,238	186,799
OYO Geospace Corp. (a)	1,072	62,047
Parker Drilling Co. (a)	29,275	127,346
Pioneer Drilling Co. (a)	14,038	89,562
RPC, Inc.	7,197	152,289
Seahawk Drilling, Inc. (a)	2,308	19,526
T-3 Energy Services, Inc. (a)	3,365	87,995
Tesco Corp. (a)	7,825	94,135
Tetra Technologies, Inc. (a)	19,165	195,483
Union Drilling, Inc. (a)	5,000	22,400
Willbros Group, Inc. (a)	12,046	110,462

		4,324,867

Oil: Crude Producers — 2.4%
ATP Oil & Gas Corp. (a)(b)	11,064	151,024
Abraxas Petroleum Corp. (a)	16,795	47,698
American Oil & Gas, Inc. (a)	12,536	101,542
Apco Oil and Gas International, Inc.	2,325	80,468
Approach Resources, Inc. (a)	3,369	37,665
BPZ Resources, Inc. (a)(b)	24,568	94,095
Berry Petroleum Co., Class A	12,707	403,193
Bill Barrett Corp. (a)	11,367	409,212
Brigham Exploration Co. (a)	29,060	544,875
CAMAC Energy, Inc. (a)	12,646	40,341
Callon Petroleum Co. (a)	7,579	37,516
Carrizo Oil & Gas, Inc. (a)	7,877	188,575
Cheniere Energy, Inc. (a)	15,602	39,317
Clayton Williams Energy, Inc. (a)	1,529	77,352
Contango Oil & Gas Co. (a)	2,911	146,016
Delta Petroleum Corp. (a)(b)	57,892	45,538
Endeavour International Corp. (a)	36,984	47,709
Energy Partners Ltd. (a)	7,525	90,375
Energy XXI Bermuda Ltd. (a)	12,824	296,363
FX Energy, Inc. (a)(b)	11,200	46,368
GMX Resources Inc. (a)(b)	7,749	37,660
Gastar Exploration Ltd. (a)	11,961	48,083
GeoResources, Inc. (a)	3,475	55,253
Goodrich Petroleum Corp. (a)	6,025	87,784
Gulfport Energy Corp. (a)	7,056	97,655
Harvest Natural Resources, Inc. (a)	8,343	86,934
Houston American Energy Corp.	4,576	45,760
Kodiak Oil & Gas Corp. (a)	37,754	127,986

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	13

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil: Crude Producers (concluded)
Magnum Hunter Resources Corp. (a)	13,781	$57,053
McMoRan Exploration Co. (a)(b)	20,673	355,782
Miller Petroleum, Inc. (a)	4,608	24,837
Northern Oil And Gas, Inc. (a)	11,199	189,711
Oasis Petroleum, Inc. (a)	12,203	236,372
Panhandle Oil & Gas, Inc.	1,863	45,998
Penn Virginia Corp.	11,461	183,835
Petroleum Development Corp. (a)	4,791	132,232
Petroquest Energy, Inc. (a)(b)	14,298	87,075
Ram Energy Resources, Inc. (a)	15,270	23,821
Resolute Energy Corp. (a)	9,624	106,442
Rex Energy Corp. (a)	8,109	103,795
Rosetta Resources, Inc. (a)	13,166	309,269
Stone Energy Corp. (a)	10,721	157,920
Swift Energy Co. (a)	9,437	264,991
TransAtlantic Petroleum Ltd. (a)	37,708	111,616
Vaalco Energy, Inc. (a)	12,993	74,580
Venoco, Inc. (a)	4,974	97,640
W&T Offshore, Inc.	8,688	92,093
Warren Resources, Inc. (a)	19,094	75,803

		6,243,222

Oil: Refining & Marketing — 0.2%
CVR Energy, Inc. (a)	8,189	67,559
Delek US Holdings, Inc.	3,617	25,898
Western Refining, Inc. (a)(b)	13,808	72,354
World Fuel Services Corp.	17,008	442,378

		608,189

Paints & Coatings — 0.2%
Ferro Corp. (a)	21,503	277,173
H.B. Fuller Co.	12,087	240,169

		517,342

Paper — 0.4%
Boise, Inc. (a)	17,429	113,114
Buckeye Technologies, Inc.	9,839	144,732
Clearwater Paper Corp. (a)	2,855	217,208
Kapstone Paper and Packaging Corp. (a)	9,754	118,414
Neenah Paper, Inc.	3,688	56,058
P.H. Glatfelter Co.	11,523	140,120
Schweitzer-Mauduit International, Inc.	4,569	266,418
Wausau Paper Corp.	12,662	104,968

		1,161,032

Personal Care — 0.1%
Female Health Co.	4,865	25,055
USANA Health Sciences, Inc. (a)	1,558	62,881
WD-40 Co.	4,170	158,543

		246,479

Pharmaceuticals — 1.7%
Akorn, Inc. (a)	14,716	59,453
Alexza Pharmaceuticals, Inc. (a)	10,757	34,100
Alkermes, Inc. (a)	23,820	348,963
Ardea Biosciences, Inc. (a)	3,573	82,179
Auxilium Pharmaceuticals, Inc. (a)	10,566	261,825
Avanir Pharmaceuticals, Inc. (a)	18,491	58,986
BMP Sunstone Corp. (a)	7,474	56,802
BioCryst Pharmaceuticals, Inc. (a)(b)	7,346	36,289

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Biospecifics Technologies (a)	941	$25,332
Cadence Pharmaceuticals, Inc. (a)(b)	6,764	56,479
Cambrex Corp. (a)	7,802	33,158
Corcept Therapeutics Inc.	8,329	32,400
Depomed, Inc. (a)	14,170	63,482
Durect Corp. (a)	24,841	63,096
Eurand NV (a)	4,678	46,032
Hi-Tech Pharmacal Co., Inc. (a)	2,775	56,166
Impax Laboratories, Inc. (a)	15,802	312,880
Inspire Pharmaceuticals, Inc. (a)	15,558	92,570
Ironwood Pharmaceuticals, Inc. (a)	5,304	53,995
Isis Pharmaceuticals, Inc. (a)	23,698	199,063
Jazz Pharmaceuticals, Inc. (a)	3,970	42,598
MAP Pharmaceuticals, Inc. (a)	3,661	56,013
Medicines Co. (a)	13,499	191,686
Medicis Pharmaceutical Corp., Class A	15,125	448,456
Obagi Medical Products, Inc. (a)	4,854	50,967
Optimer Pharmaceuticals, Inc. (a)(b)	8,762	80,348
Pain Therapeutics, Inc. (a)	9,856	60,910
Par Pharmaceutical Cos., Inc. (a)	8,719	253,549
Pharmacyclics, Inc. (a)	10,042	80,939
Pozen, Inc. (a)	7,391	52,328
Prestige Brands Holdings, Inc. (a)	11,166	110,432
Questcor Pharmaceuticals, Inc. (a)	13,911	137,997
SIGA Technologies, Inc. (a)(b)	8,017	67,824
Salix Pharmaceuticals Ltd. (a)	14,252	566,089
Santarus, Inc. (a)	12,184	36,674
Sciclone Pharmaceuticals, Inc. (a)	9,599	25,341
Somaxon Pharmaceuticals, Inc. (a)(b)	6,722	26,149
Spectrum Pharmaceuticals, Inc. (a)	12,535	52,271
SuperGen, Inc. (a)	15,322	32,023
Vical, Inc. (a)	14,360	32,023
Vivus, Inc. (a)(b)	20,913	139,908
Xenoport, Inc. (a)	7,677	54,583

		4,572,358

Photography — 0.1%
CPI Corp.	1,364	35,301
Eastman Kodak Co. (a)(b)	67,666	284,197

		319,498

Plastics — 0.0%
Spartech Corp. (a)	8,216	67,453

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	9,081	118,598
Generac Holdings, Inc. (a)	5,069	69,141
Maxwell Technologies, Inc. (a)	6,954	101,598
Powell Industries, Inc. (a)	2,201	68,495
Power-One, Inc. (a)	17,312	157,366
Vicor Corp.	4,969	72,597

		587,795

Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	11,056	109,123

14	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Precious Metals & Minerals (concluded)
Stillwater Mining Co. (a)	11,239	$189,265

		298,388

Printing & Copying Services — 0.0%
Casella Waste Systems, Inc. (a)	6,770	28,434
Cenveo, Inc. (a)	14,422	72,543

		100,977

Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	11,917	151,703
Park-Ohio Holdings Corp. (a)	2,083	27,704

		179,407

Production Technology Equipment — 1.1%
ATMI, Inc. (a)(c)	7,877	117,052
Axcelis Technologies, Inc. (a)	25,616	49,439
Brooks Automation, Inc. (a)	16,402	110,057
Cognex Corp.	9,957	267,047
Cohu, Inc.	5,639	70,995
Cymer, Inc. (a)	7,533	279,324
Electro Scientific Industries, Inc. (a)	7,233	80,359
Entegris, Inc. (a)	33,098	154,568
FEI Co. (a)	9,613	188,126
FSI International, Inc. (a)	9,112	24,238
Intevac, Inc. (a)	5,694	56,997
Kulicke & Soffa Industries, Inc. (a)	17,591	108,888
LTX-Credence Corp. (a)	37,921	79,255
MKS Instruments, Inc. (a)	12,672	227,842
Mattson Technology, Inc. (a)	13,255	36,451
Nanometrics, Inc. (a)	4,481	67,439
Photronics, Inc. (a)	13,283	70,267
Rudolph Technologies, Inc. (a)	8,202	68,159
Tessera Technologies, Inc. (a)	12,565	232,452
Ultra Clean Holdings, Inc. (a)	5,622	48,462
Ultratech, Inc. (a)	6,052	103,489
Veeco Instruments, Inc. (a)(b)	10,102	352,257

		2,793,163

Publishing — 0.2%
AH Belo Corp. (a)	4,567	32,289
Courier Corp.	2,809	39,944
The Dolan Co. (a)	7,674	87,253
Journal Communications, Inc., Class A (a)	11,100	50,061
Lee Enterprises, Inc. (a)	12,130	32,508
Martha Stewart Living Omnimedia, Inc., Class A (a)(b)	6,787	32,170
McClatchy Co., Class A (a)	15,020	59,029
Media General, Inc., Class A (a)	6,190	55,463
Scholastic Corp.	7,734	215,160

		603,877

Radio & TV Broadcasters — 0.1%
Entercom Communications Corp.	6,363	50,013
Entravision Communications Corp., Class A (a)	13,536	26,937
Fisher Communications, Inc. (a)	1,917	33,413
Gray Television, Inc. (a)	12,942	26,014
Lin TV Corp., Class A (a)	7,882	34,996

Common Stocks	Shares	Value

Radio & TV Broadcasters (concluded)
Sinclair Broadcast Group, Inc., Class A (a)	12,148	$85,279

		256,652

Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	2,432	38,134
Freightcar America, Inc.	3,065	75,399
Greenbrier Cos., Inc. (a)	4,992	77,825

		191,358

Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)	9,707	421,187
Railamerica, Inc. (a)	6,279	60,467

		481,654

Real Estate — 0.2%
Avatar Holdings, Inc. (a)	2,278	43,464
Consolidated-Tomoka Land Co.	1,421	40,513
Forestar Group, Inc. (a)	9,188	156,655
HFF, Inc., Class A (a)	4,823	44,758
Kennedy-Wilson Holdings, Inc. (a)	5,704	60,462
Tejon Ranch Co. (a)	3,435	74,437
Thomas Properties Group, Inc.	10,000	35,700

		455,989

Real Estate Investment Trusts (REITs) — 7.2%
Acadia Realty Trust	10,118	192,242
Agree Realty Corp.	2,415	60,979
Alexander’s, Inc.	506	159,785
American Campus Communities, Inc.	16,207	493,341
American Capital Agency Corp.	8,070	214,420
Anworth Mortgage Asset Corp.	28,763	205,080
Apollo Commercial Real Estate Finance, Inc.	4,435	71,270
Ashford Hospitality Trust, Inc. (a)	10,816	97,885
Associated Estates Realty Corp.	8,449	118,117
BioMed Realty Trust, Inc.	28,173	504,860
CBL & Associates Properties, Inc.	34,782	454,253
CapLease, Inc.	15,700	87,763
Capstead Mortgage Corp.	17,146	186,377
Cedar Shopping Centers, Inc.	14,336	87,163
Chatham Lodging Trust (a)	2,319	43,157
Chesapeake Lodging Trust	2,050	33,538
Cogdell Spencer, Inc.	11,403	72,067
Colonial Properties Trust	17,610	285,106
Colony Financial, Inc.	4,051	74,862
Cousins Properties, Inc.	22,727	162,271
CreXus Investment Corp.	4,135	49,744
Cypress Sharpridge Investments, Inc.	8,688	115,985
DCT Industrial Trust, Inc.	53,168	254,675
DiamondRock Hospitality Co.	38,437	364,767
Dupont Fabros Technology, Inc.	10,221	257,058
Dynex Capital Corp.	5,596	60,325
Eastgroup Properties, Inc.	6,738	251,866
Education Realty Trust, Inc.	14,678	104,948
Entertainment Properties Trust	11,485	495,922
Equity Lifestyle Properties, Inc.	6,441	350,906
Equity One, Inc.	9,157	154,570

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	15

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Excel Trust, Inc.	4,152	$46,793
Extra Space Storage, Inc.	21,820	349,993
FelCor Lodging Trust, Inc. (a)	24,617	113,238
First Industrial Realty Trust, Inc. (a)	16,285	82,565
First Potomac Realty Trust	9,825	147,375
Franklin Street Properties Corp.	17,465	216,915
Getty Realty Corp.	5,216	139,945
Gladstone Commercial Corp.	2,799	48,031
Glimcher Realty Trust	21,671	133,277
Government Properties Income Trust	6,696	178,783
Hatteras Financial Corp. (b)	11,168	317,953
Healthcare Realty Trust, Inc.	15,404	360,300
Hersha Hospitality Trust	28,106	145,589
Highwoods Properties, Inc.	17,570	570,498
Home Properties, Inc.	9,160	484,564
Hudson Pacific Properties Inc. (a)	3,718	60,864
Inland Real Estate Corp.	19,385	161,089
InvesCo. Mortgage Capital, Inc.	6,424	138,244
Investors Real Estate Trust	19,397	162,547
iStar Financial, Inc. (a)	24,477	74,900
Kilroy Realty Corp.	13,367	442,982
Kite Realty Group Trust	15,363	68,212
LTC Properties, Inc.	6,414	163,685
LaSalle Hotel Properties	17,506	409,465
Lexington Corporate Properties Trust	24,553	175,799
MFA Financial, Inc.	68,444	522,228
MPG Office Trust, Inc. (a)	11,912	29,780
Medical Properties Trust, Inc.	27,757	281,456
Mid-America Apartment Communities, Inc.	8,007	466,648
Mission West Properties, Inc.	6,057	41,066
Monmouth Real Estate Investment Corp., Class A	8,155	63,772
National Health Investors, Inc.	6,053	266,695
National Retail Properties, Inc.	20,443	513,324
Newcastle Investment Corp.	16,873	52,306
NorthStar Realty Finance Corp. (b)	19,736	73,813
Omega Healthcare Investors, Inc.	22,960	515,452
One Liberty Properties, Inc.	2,480	39,457
PS Business Parks, Inc.	4,539	256,771
Parkway Properties, Inc.	5,637	83,428
Pebblebrook Hotel Trust (a)	9,317	167,799
Pennsylvania Real Estate Investment Trust (b)	14,000	166,040
PennyMac Mortgage Investment Trust (d)	4,298	76,891
Post Properties, Inc.	12,171	339,814
Potlatch Corp.	9,819	333,846
RAIT Investment Trust (a)	21,843	36,041
Ramco-Gershenson Properties Trust	9,698	103,866
Redwood Trust, Inc.	19,480	281,681
Resource Capital Corp.	11,340	72,009
Retail Opportunity Investments Corp.	10,508	100,562
Saul Centers, Inc.	1,678	70,392
Sovran Self Storage, Inc.	6,825	258,667
Starwood Property Trust, Inc.	11,921	236,870
Strategic Hotel Capital, Inc. (a)	35,376	149,994

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Sun Communities, Inc.	4,865	$149,356
Sunstone Hotel Investors, Inc. (a)	24,881	225,671
Tanger Factory Outlet Centers, Inc.	9,877	465,602
Terreno Realty Corp. (a)	2,382	43,400
Two Harbors Investment Corp.	7,240	65,305
UMH Properties, Inc.	3,019	32,424
U-Store-It Trust	23,599	197,052
Universal Health Realty Income Trust	2,771	95,350
Urstadt Biddle Properties, Inc., Class A	5,100	92,208
Walter Investment Management Corp.	6,623	115,836
Washington Real Estate Investment Trust	14,932	473,792
Winthrop Realty Trust	5,164	63,827

		18,879,399

Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc. (a)	3,278	33,600
Brunswick Corp.	22,346	340,106
Drew Industries, Inc. (a)	4,908	102,381
Polaris Industries, Inc.	7,745	504,199
Winnebago Industries, Inc. (a)	7,432	77,441

		1,057,727

Rental & Leasing Services: Consumer — 0.5%
Amerco, Inc. (a)	2,109	167,624
Avis Budget Group, Inc. (a)	25,651	298,834
Dollar Thrifty Automotive Group, Inc. (a)	7,149	358,451
Rent-A-Center, Inc.	16,340	365,689

		1,190,598

Restaurants — 1.4%
AFC Enterprises, Inc. (a)	6,786	84,146
BJ’s Restaurants, Inc. (a)	5,741	161,667
Biglari Holdings, Inc. (a)	360	118,314
Bob Evans Farms, Inc.	7,737	217,178
Buffalo Wild Wings, Inc. (a)	4,551	217,947
CEC Entertainment, Inc. (a)	5,559	190,840
California Pizza Kitchen, Inc. (a)	5,001	85,317
The Cheesecake Factory, Inc. (a)	15,167	401,470
Cracker Barrel Old Country Store, Inc.	5,913	300,144
Denny’s Corp. (a)	26,387	82,064
DineEquity, Inc. (a)	4,557	204,974
Domino’s Pizza, Inc. (a)	9,493	125,497
Jack in the Box, Inc. (a)	13,554	290,598
Jamba, Inc. (a)	15,119	33,111
Krispy Kreme Doughnuts, Inc. (a)	15,076	69,048
Landry’s Restaurants, Inc. (a)	1,859	45,527
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	4,210	32,754
O’Charleys, Inc. (a)	4,426	31,823
P.F. Chang’s China Bistro, Inc.	5,822	268,976
Papa John’s International, Inc. (a)	5,297	139,735
Red Robin Gourmet Burgers, Inc. (a)	4,007	78,577
Ruby Tuesday, Inc. (a)	16,381	194,442

16	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Restaurants (concluded)
Ruth’s Hospitality Group, Inc. (a)	8,052	$32,289
Sonic Corp. (a)	15,244	123,171
Texas Roadhouse, Inc., Class A (a)	14,493	203,772

		3,733,381

Scientific Instruments: Control & Filter — 0.7%
Brady Corp.	12,097	352,870
CIRCOR International, Inc.	4,236	133,858
ESCO Technologies, Inc.	6,669	221,811
Energy Recovery, Inc. (a)	10,937	39,264
The Gorman-Rupp Co.	3,181	87,668
ICx Technologies, Inc. (a)	3,337	25,194
L-1 Identity Solutions, Inc. (a)	19,334	226,788
Mine Safety Appliances Co.	6,582	178,372
PMFG, Inc. (a)	3,959	67,501
Robbins & Myers, Inc.	6,735	180,363
Sun Hydraulics, Inc.	3,274	92,294
Watts Water Technologies, Inc., Class A	7,333	249,689
X-Rite, Inc. (a)	8,486	32,162

		1,887,834

Scientific Instruments: Electrical — 1.2%
A123 Systems, Inc. (a)(b)	18,342	164,528
AZZ, Inc.	3,087	132,247
A.O. Smith Corp.	6,011	347,977
Advanced Battery Technologies, Inc. (a)	15,268	54,812
American Superconductor Corp. (a)(b)	11,167	347,294
Baldor Electric Co.	11,655	470,862
Ballantyne Strong, Inc. (a)	3,608	31,209
Broadwind Energy, Inc. (a)	24,807	46,389
Ener1, Inc. (a)(b)	15,651	57,596
EnerSys (a)	11,920	297,642
Franklin Electric Co., Inc.	5,867	194,550
GrafTech International Ltd. (a)	29,984	468,650
Houston Wire & Cable Co.	4,860	48,746
Littelfuse, Inc. (a)	5,546	242,360
SatCon Technology Corp. (a)	19,348	72,748
Taser International, Inc. (a)	15,642	60,691
UQM Technologies Inc (a)	9,407	24,082

		3,062,383

Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	3,740	151,395
Faro Technologies, Inc. (a)	4,164	90,817
Keithley Instruments, Inc.	2,773	59,647
Measurement Specialties, Inc. (a)	3,856	71,259
Zygo Corp. (a)	4,827	47,305

		420,423

Scientific Instruments: Pollution Control — 0.4%
Clean Harbors, Inc. (a)	5,692	385,633
Darling International, Inc. (a)	20,871	177,821
EnergySolutions, Inc.	22,260	111,968
Fuel Tech, Inc. (a)	4,784	29,996
Met-Pro Corp.	3,750	37,837
Metalico, Inc. (a)	10,052	38,499

Common Stocks	Shares	Value

Scientific Instruments: Pollution Control (concluded)
Team, Inc. (a)	4,895	$84,243
US Ecology, Inc.	4,641	74,256

		940,253

Securities Brokerage & Services — 0.6%
BGC Partners, Inc.	14,870	88,774
GFI Group, Inc.	17,261	80,091
Gladstone Investment Corp.	5,684	38,083
International Assets Holding Corp., Inc. (a)	3,319	60,074
Investment Technology Group, Inc. (a)	10,906	155,083
KBW, Inc.	8,950	229,120
Knight Capital Group, Inc., Class A (a)	23,291	288,575
LaBranche & Co., Inc. (a)	9,314	36,325
Ladenburg Thalmann Financial Services, Inc. (a)	23,642	24,115
MF Global Holdings Ltd. (a)	25,919	186,617
MarketAxess Holdings, Inc.	6,986	118,622
optionsXpress Holdings, Inc. (a)	10,588	162,632
Penson Worldwide, Inc. (a)(b)	5,067	25,183
SWS Group, Inc.	7,577	54,327
TradeStation Group, Inc. (a)	10,472	68,906

		1,616,527

Semiconductors & Components — 2.5%
AXT, Inc. (a)	8,032	53,172
Actel Corp. (a)	5,361	85,508
Advanced Analogic Technologies, Inc. (a)	11,443	40,165
Amkor Technology, Inc. (a)	26,166	171,911
Anadigics, Inc. (a)	16,498	100,473
Applied Micro Circuits Corp. (a)	16,211	162,110
Cavium Networks, Inc. (a)	11,154	320,789
Ceva, Inc. (a)	5,322	76,105
Cirrus Logic, Inc. (a)	16,314	291,042
Conexant Systems, Inc. (a)	21,512	35,280
DSP Group, Inc. (a)	5,889	41,223
Diodes, Inc. (a)	8,408	143,693
Entropic Communications, Inc. (a)	14,175	136,080
Exar Corp. (a)	9,676	57,959
Formfactor, Inc. (a)	12,468	107,225
Hittite Microwave Corp. (a)	6,752	321,733
IXYS Corp. (a)	6,416	61,273
Integrated Device Technology, Inc. (a)	40,713	238,171
Integrated Silicon Solutions, Inc. (a)	6,529	56,215
Kopin Corp. (a)	17,183	61,000
Lattice Semiconductor Corp. (a)	28,813	136,862
MIPS Technologies, Inc. (a)	11,991	116,672
MaxLinear, Inc., Class A (a)	2,353	26,401
Micrel, Inc.	12,870	126,898
Microsemi Corp. (a)	20,553	352,484
Microtune, Inc. (a)	14,331	41,560
Mindspeed Technologies, Inc. (a)	8,111	63,022
Monolithic Power Systems, Inc. (a)	8,051	131,473
MoSys, Inc. (a)	7,205	35,160

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	17

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Components (concluded)
Netlogic Microsystems, Inc. (a)	15,599	$430,220
Omnivision Technologies, Inc. (a)	13,025	300,096
PLX Technology, Inc. (a)	9,602	34,759
Pericom Semiconductor Corp. (a)	6,681	58,058
Power Integrations, Inc.	6,183	196,557
RF Micro Devices, Inc. (a)	66,942	411,024
Rubicon Technology, Inc. (a)(b)	3,918	88,899
Semtech Corp. (a)	15,327	309,452
Sigma Designs, Inc. (a)	7,927	91,081
Silicon Image, Inc. (a)	19,826	94,768
Spansion, Inc., Class A (a)	3,257	48,757
Standard Microsystems Corp. (a)	5,642	128,694
Supertex, Inc. (a)	2,571	56,870
Trident Microsystems, Inc. (a)	17,784	30,411
TriQuint Semiconductor, Inc. (a)	38,946	373,881
Volterra Semiconductor Corp. (a)	6,107	131,423
Zoran Corp. (a)	12,890	98,480

		6,475,089

Shipping — 0.7%
American Commercial Lines, Inc. (a)	2,309	64,375
Baltic Trading Ltd.	4,253	46,826
DHT Holdings, Inc.	12,828	52,980
Eagle Bulk Shipping, Inc. (a)(b)	16,232	84,731
Excel Maritime Carriers Ltd. (a)	10,241	57,554
Genco Shipping & Trading Ltd. (a)	7,254	115,629
General Maritime Corp.	20,667	101,475
Gulfmark Offshore, Inc., Class A (a)	5,939	182,446
Horizon Lines, Inc., Class A	7,957	33,419
International Shipholding Corp.	1,487	41,993
Knightsbridge Tankers Ltd.	4,495	84,956
Nordic American Tanker Shipping Ltd.	11,561	309,372
Overseas Shipholding Group, Inc.	6,338	217,520
Scorpio Tankers, Inc. (a)	3,309	37,359
Ship Finance International Ltd.	11,112	215,906
Teekay Tankers Ltd., Class A	7,012	91,226
Ultrapetrol Bahamas Ltd. (a)	5,677	36,446

		1,774,213

Specialty Retail — 3.5%
America’s Car Mart, Inc. (a)	2,438	61,389
AnnTaylor Stores Corp. (a)	14,792	299,390
Asbury Automotive Group, Inc. (a)	7,582	106,679
Barnes & Noble, Inc. (b)	9,692	157,107
bebe Stores, Inc.	8,396	60,535
Big 5 Sporting Goods Corp.	5,805	77,903
Blue Nile, Inc. (a)	3,170	141,033
Brown Shoe Co., Inc.	10,807	123,956
The Buckle, Inc. (b)	6,588	174,846
Build-A-Bear Workshop, Inc. (a)	4,575	27,679
Cabela’s, Inc., Class A (a)(b)	10,148	192,609
Casual Male Retail Group, Inc. (a)	10,953	44,688
The Cato Corp., Class A	7,052	188,712
Charming Shoppes, Inc. (a)	28,964	101,953
The Children’s Place Retail Stores, Inc. (a)	6,933	338,122
Christopher & Banks Corp.	9,171	72,543
Citi Trends, Inc. (a)	3,846	93,112
Coldwater Creek, Inc. (a)	15,822	83,382

Common Stocks	Shares	Value

Specialty Retail (concluded)
Collective Brands, Inc. (a)	16,317	$263,356
DSW, Inc., Class A (a)	3,447	98,929
Destination Maternity Corp. (a)	1,267	41,710
Dress Barn, Inc. (a)	14,894	353,732
Express, Inc. (a)	4,084	62,118
The Finish Line, Inc., Class A	12,941	180,009
Genesco, Inc. (a)	6,072	181,431
Group 1 Automotive, Inc. (a)	6,166	184,240
Gymboree Corp. (a)	6,730	279,564
Haverty Furniture Cos., Inc.	4,590	50,077
hhgregg, Inc. (a)	3,306	81,857
Hibbett Sports, Inc. (a)	7,276	181,536
Hot Topic, Inc.	11,761	70,448
Jo-Ann Stores, Inc. (a)	6,790	302,495
Jos. A. Bank Clothiers, Inc. (a)	6,794	289,492
Lithia Motors, Inc., Class A	5,802	55,641
Lumber Liquidators Holdings, Inc. (a)	5,692	139,852
MarineMax, Inc. (a)	5,561	39,149
Men’s Wearhouse, Inc.	13,234	314,837
Midas, Inc. (a)	3,501	26,643
Monro Muffler, Inc.	4,956	228,521
Nu Skin Enterprises, Inc., Class A	12,205	351,504
OfficeMax, Inc. (a)	21,371	279,746
Pacific Sunwear of California, Inc. (a)	17,265	90,296
Penske Auto Group, Inc. (a)	11,115	146,718
The Pep Boys - Manny, Moe & Jack	13,312	140,841
Pier 1 Imports, Inc. (a)	26,088	213,661
Regis Corp.	14,232	272,258
Retail Ventures, Inc. (a)	5,785	62,247
Rue21, Inc. (a)	3,832	98,904
Sally Beauty Co., Inc. (a)	23,903	267,714
Shoe Carnival, Inc. (a)	2,291	46,324
Shutterfly, Inc. (a)	6,770	175,952
Sonic Automotive, Inc. (a)	10,407	102,301
Stage Stores, Inc.	10,044	130,572
Stamps.com, Inc. (a)	3,109	40,417
Stein Mart, Inc. (a)	7,085	62,561
Systemax, Inc.	2,706	33,230
The Talbots, Inc. (a)	17,438	228,438
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,873	229,892
Vitacost.com, Inc. (a)	4,529	27,219
Vitamin Shoppe, Inc. (a)	4,029	110,596
The Wet Seal, Inc., Class A (a)	26,862	91,062
Zumiez, Inc. (a)	5,317	112,508

		9,086,236

Steel — 0.0%
Olympic Steel, Inc.	2,392	54,992
Universal Stainless & Alloy Products, Inc. (a)	1,747	42,906

		97,898

Sugar — 0.0%
Imperial Sugar Co., New Shares	3,062	40,051

Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	7,438	72,297

18	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology: Miscellaneous — 0.4%
Benchmark Electronics, Inc. (a)	15,892	$260,629
CTS Corp.	8,867	85,301
Fabrinet (a)	2,470	39,075
LaBarge, Inc. (a)	3,137	39,181
Plexus Corp. (a)	10,193	299,165
Sanmina-SCI Corp. (a)	20,105	242,868
Vocus, Inc. (a)	4,348	80,351

		1,046,570

Telecommunications Equipment — 0.4%
ADC Telecommunications, Inc. (a)	24,449	309,769
Applied Signal Technology, Inc.	3,376	83,995
Arris Group, Inc. (a)	31,989	312,533
Brightpoint, Inc. (a)	17,665	123,478
Powerwave Technologies, Inc. (a)	32,731	59,570
Symmetricom, Inc. (a)	11,826	67,645
UTStarcom, Inc. (a)	30,647	66,504

		1,023,494

Textile Products — 0.1%
Culp, Inc. (a)	2,338	22,913
Interface, Inc., Class A	12,896	183,510
Unifi, Inc. (a)	10,783	48,631

		255,054

Textiles Apparel & Shoes — 2.0%
Carter’s, Inc. (a)	14,727	387,762
Cherokee, Inc.	1,992	36,334
Columbia Sportswear Co. (b)	2,837	165,794
Crocs, Inc. (a)	21,631	281,419
Deckers Outdoor Corp. (a)	9,639	481,565
G-III Apparel Group, Ltd. (a)	3,932	123,386
Iconix Brand Group, Inc. (a)	18,254	319,445
Joe’s Jeans, Inc. (a)	13,665	28,833
Jones Apparel Group, Inc.	21,964	431,373
K-Swiss, Inc., Class A (a)	6,851	87,350
Kenneth Cole Productions, Inc., Class A (a)	1,973	32,890
Lacrosse Footwear, Inc.	1,607	22,193
Liz Claiborne, Inc. (a)(b)	23,890	145,251
Maidenform Brands, Inc. (a)	5,791	167,070
Oxford Industries, Inc.	3,577	85,061
Perry Ellis International, Inc. (a)	2,593	56,657
Quiksilver, Inc. (a)	33,542	131,149
R.G. Barry Corp.	2,469	25,406
Skechers U.S.A., Inc., Class A (a)	8,620	202,484
Steven Madden Ltd. (a)	6,174	253,505
Timberland Co., Class A (a)	10,412	206,262
True Religion Apparel, Inc. (a)	6,380	136,149
Under Armour, Inc., Class A (a)(b)	8,752	394,190
Volcom, Inc. (a)	4,990	95,409
The Warnaco Group, Inc. (a)	11,044	564,680
Weyco Group, Inc.	1,820	44,080
Wolverine World Wide, Inc.	12,303	356,910

		5,262,607

Tobacco — 0.2%
Alliance One International, Inc. (a)	22,867	94,898
Star Scientific, Inc. (a)(b)	25,890	54,369
Universal Corp.	5,944	238,295

Common Stocks	Shares	Value

Tobacco (concluded)
Vector Group Ltd.	11,323	$211,739

		599,301

Toys — 0.1%
Jakks Pacific, Inc. (a)	7,050	124,362
Leapfrog Enterprises, Inc. (a)	8,450	46,306
RC2 Corp. (a)	5,501	115,246

		285,914

Transportation Miscellaneous — 0.2%
Dynamex, Inc. (a)	2,527	38,537
Echo Global Logistics, Inc. (a)	2,692	34,377
HUB Group, Inc., Class A (a)	9,298	272,059
Pacer International, Inc. (a)	9,069	54,777
Textainer Group Holdings Ltd.	2,355	62,973

		462,723

Truckers — 0.6%
Arkansas Best Corp.	6,323	153,206
Celadon Group, Inc. (a)	5,065	69,948
Forward Air Corp.	7,320	190,320
Heartland Express, Inc.	12,477	185,533
Knight Transportation, Inc.	14,579	281,812
Marten Transport Ltd.	3,987	92,419
Old Dominion Freight Line, Inc. (a)	10,365	263,478
Patriot Transportation Holding, Inc. (a)	419	29,385
Roadrunner Transportation Systems, Inc. (a)	2,926	31,718
Saia, Inc. (a)	4,167	62,213
USA Truck, Inc. (a)	2,058	30,829
Werner Enterprises, Inc.	10,733	219,919

		1,610,780

Utilities: Electrical — 1.8%
Allete, Inc.	7,756	282,551
Avista Corp.	13,630	284,594
Black Hills Corp.	9,731	303,607
CH Energy Group, Inc.	4,028	177,876
Central Vermont Public Service Corp.	3,495	70,494
Cleco Corp.	14,882	440,805
Dynegy, Inc. (a)	26,425	128,690
El Paso Electric Co. (a)	11,002	261,628
The Empire District Electric Co.	10,024	201,984
IDACORP, Inc.	11,813	424,323
MGE Energy, Inc.	5,826	230,651
NorthWestern Corp.	8,986	256,101
Otter Tail Corp.	8,958	182,654
PNM Resources, Inc.	21,912	249,578
Pike Electric Corp. (a)	4,459	32,461
Portland General Electric Co.	18,747	380,189
UIL Holdings Corp.	12,742	358,815
Unisource Energy Corp.	8,900	297,527
Unitil Corp.	3,289	72,194

		4,636,722

Utilities: Gas Distributors — 1.2%
Chesapeake Utilities Corp.	2,402	87,001
The Laclede Group, Inc.	5,523	190,102
New Jersey Resources Corp.	10,069	394,906
Nicor, Inc.	10,994	503,745

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	19

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Utilities: Gas Distributors (concluded)
Northwest Natural Gas Co.	6,458	$306,432
Piedmont Natural Gas Co.	17,539	508,631
South Jersey Industries, Inc.	7,291	360,686
Southwest Gas Corp.	11,226	377,081
WGL Holdings, Inc.	12,289	464,278

		3,192,862

Utilities: Telecommunications — 0.8%
Alaska Communications Systems Group, Inc.	11,706	118,816
Atlantic Tele-Network, Inc.	2,341	115,271
Cbeyond Communications, Inc. (a)	6,878	88,245
Cincinnati Bell, Inc. (a)	51,984	138,797
Cogent Communications Group, Inc. (a)	11,435	108,289
Consolidated Communications Holdings, Inc.	6,291	117,453
FiberTower Corp. (a)	12,324	52,254
General Communication, Inc., Class A (a)	12,332	122,950
Global Crossing Ltd. (a)	7,684	98,816
Globalstar, Inc. (a)	18,513	32,213
ICO Global Communications Holdings Ltd. (a)	25,018	41,029
IDT Corp., Class B (a)	3,596	63,973
Iridium Communications, Inc. (a)	8,715	74,426
j2 Global Communications, Inc. (a)	11,495	273,466
NTELOS Holdings Corp.	7,603	128,643
Neutral Tandem, Inc. (a)	8,570	102,411
PAETEC Holding Corp. (a)	31,731	130,414
Premiere Global Services, Inc. (a)	15,492	109,683
Shenandoah Telecom Co.	5,974	108,548
USA Mobility, Inc.	5,727	91,804
Vonage Holdings Corp. (a)	27,403	69,878

		2,187,379

Utilities: Water — 0.3%
American States Water Co.	4,621	165,339
Artesian Resources Corp., Class A	1,997	38,083
California Water Service Group	4,824	178,247
Connecticut Water Service, Inc.	2,503	59,947
Consolidated Water Co., Inc.	4,169	39,522
Middlesex Water Co.	4,270	71,907
SJW Corp.	3,372	83,052
York Water Co.	3,379	54,165

		690,262

Total Common Stocks – 97.4%		256,002,211

Investment Companies

BlackRock Kelso Capital Corp. (d)	16,649	191,464
Gladstone Capital Corp.	5,499	61,974
Hercules Technology Growth Capital, Inc.	9,410	95,135
Kayne Anderson Energy Development Co.	2,588	41,537
Pennantpark Investment Corp.	9,378	99,501

Investment Companies	Shares	Value

Prospect Capital Corp.	17,918	$173,984

Total Investment Companies –0.3%		663,595

Warrants (e)

Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (b)(f)	180	—

Communications Technology — 0.0%
Lantronix, Inc. (Expires 2/09/11)	138	—

Total Warrants – 0.0%		—

Total Long-Term Investments (Cost – $201,374,604) – 97.7%		256,665,806

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(g)	446,554	446,554

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (d)(g)(h)	$10,947	10,947,029

Total Short-Term Securities (Cost – $11,393,583) – 4.3%		11,393,583

Total Investments (Cost – $212,768,187*) – 102.0%		268,059,389
Liabilities in Excess of Other Assets – (2.0)%		(5,326,386)

Net Assets – 100.0%		$262,733,003

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$225,348,314

Gross unrealized appreciation	$59,983,687
Gross unrealized depreciation	(17,272,612)

Net unrealized appreciation	$42,711,075

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

20	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at December 31, 2009	Beneficial Interest/ Shares Purchased	Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income

BlackRock Kelso Capital Corp	3,100	17,562	(4,013)	16,649	$191,464	$2,435	$7,472
BlackRock Liquidity Funds, TempFund, Institutional Class	9,452,117	—	(9,005,563)[1]	446,554	$446,554	—	$10,148
BlackRock Liquidity Series, LLC Money Market Series	$17,386,620	—	$(6,439,591)[1]	$10,947,029	$10,947,029	—	$126,080
PennyMac Mortgage Investment Trust	3,500	1,884	(1,086)	4,298	$76,891	$(2,435)	$1,884

[1]	Represents net Beneficial Interest/Shares sold.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Restricted security as to resale, representing 0.0% of net assets was as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	06/27/08	—	—

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value		Unrealized Appreciation

		Intercontinental Exchange
67	Russell 2000 MINI	Futures US Indices	December 2010	USD	4,488,919	$30,231

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010	21

Schedule of Investments (concluded)	Master Small Cap Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$256,665,806	—	—	$256,665,806
Short-Term Securities	446,554	$10,947,029	—	11,393,583

Total	$257,112,360	$10,947,029	—	$268,059,389

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$30,231	—	—	$30,231

[2]	Derivative financial instruments are financial futures contracts. Financial futures are valued at the unrealized appreciation/depreciation on the instrument.

22	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: January 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: January 18, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: January 18, 2011